UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01597
                                  --------------

                Steward Funds, Inc.
                -------------------
               (Exact name of registrant as specified in charter)

5847 San Felipe, Suite 4100, Houston, TX                              77057
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          (Address of principal executive offices)               (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                               (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631
                                                    ------------

Date of fiscal year end:    April 30
                            --------

Date of reporting period:   January 31, 2006
                            ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC] [SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.0%)
AAR Corp. (b)                                                         870                     $    20,732
Alliant Techsystems, Inc. (b)                                         630                          48,825
Applied Signal Technology, Inc.                                       460                          10,658
Armor Holdings, Inc. (b)                                            1,040                          49,577
Boeing Co.                                                          3,520                         240,451
Ceradyne, Inc. (b)                                                    870                          49,799
Cubic Corp.                                                           660                          14,711
Curtiss-Wright Corp.                                                  680                          40,351
DRS Technologies, Inc.                                                890                          44,224
EDO Corp.                                                             640                          17,683
Engineered Support Systems, Inc.                                    1,375                          59,153
Esterline Technologies Corp. (b)                                      880                          36,406
GenCorp., Inc. (b)                                                  1,550                          31,047
General Dynamics Corp.                                                730                          84,943
Goodrich Corp.                                                        500                          19,685
Honeywell International, Inc.                                       3,770                         144,843
Kaman Corp.                                                           610                          12,853
L-3 Communications Holdings, Inc.                                     530                          42,941
Lockheed Martin Corp.                                               1,550                         104,858
Mercury Computer Systems, Inc. (b)                                    770                          14,907
Moog, Inc. (b)                                                      1,010                          33,845
Northrop Grumman Corp.                                              1,700                         105,621
Precision Castparts Corp.                                           2,680                         133,866
Raytheon Co.                                                        1,840                          75,385
Rockwell Collins, Inc.                                                660                          30,967
Sequa Corp. (b)                                                       140                          11,417
Teledyne Technologies, Inc. (b)                                     1,030                          33,660
Triumph Group, Inc. (b)                                               490                          20,707
United Technologies Corp.                                           4,540                         265,000
                                                                                              -----------
                                                                                                1,799,115
                                                                                              -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                                       3,380                         136,755
EGL, Inc. (b)                                                       1,150                          47,047
Expeditors International of Washington, Inc.                        2,090                         153,699
FedEx Corp.                                                         1,220                         123,403
Forward Air Corp.                                                     965                          37,635
Hub Group, Inc., Class A (b)                                          580                          24,563
Ryder System, Inc.                                                    310                          13,857
United Parcel Service, Inc.                                         4,730                         354,323
                                                                                              -----------
                                                                                                  891,282
                                                                                              -----------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                          1,710                          28,967
Alaska Air Group, Inc. (b)                                            710                          22,670
Frontier Airlines, Inc. (b)                                         1,130                           7,594
JetBlue Airways Corp. (b)                                           3,105                          40,489

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Mesa Air Group, Inc. (b)                                              980                     $    11,417
SkyWest, Inc.                                                       2,000                          58,360
Southwest Airlines Co.                                              3,430                          56,458
                                                                                              -----------
                                                                                                  225,955
                                                                                              -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                                  1,330                          23,209
Bandag, Inc.                                                          360                          16,063
BorgWarner, Inc.                                                    1,170                          64,501
Cooper Tire & Rubber Co.                                              270                           4,047
Dana Corp.                                                            480                           2,338
Gentex Corp.                                                        3,240                          54,108
Goodyear Tire & Rubber Co. (b)                                        700                          10,948
Johnson Controls, Inc.                                                870                          60,239
Lear Corp.                                                          1,450                          36,758
Midas, Inc. (b)                                                       480                           9,168
Modine Manufacturing Co.                                              690                          18,699
Standard Motor Products, Inc.                                         620                           6,529
Superior Industries International, Inc.                               740                          17,168
                                                                                              -----------
                                                                                                  323,775
                                                                                              -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                                             470                           5,941
Fleetwood Enterprises, Inc. (b)                                     1,820                          21,658
Ford Motor Co.                                                      7,120                          61,090
General Motors Corp.                                                2,690                          64,721
Harley-Davidson, Inc.                                               1,400                          74,941
Monaco Coach Corp.                                                    820                          11,103
Thor Industries, Inc.                                                 870                          37,106
Winnebago Industries, Inc.                                          1,080                          33,815
                                                                                              -----------
                                                                                                  310,375
                                                                                              -----------
BEVERAGES (1.1%)
Coca-Cola Co.                                                       9,760                         403,869
Coca-Cola Enterprises, Inc.                                         1,690                          33,361
Hansen Natural Corp. (b)                                              400                          35,120
Pepsi Bottling Group, Inc.                                            970                          28,130
PepsiAmericas, Inc.                                                 2,260                          55,347
PepsiCo, Inc.                                                       7,460                         426,563
                                                                                              -----------
                                                                                                  982,390
                                                                                              -----------
BIOTECHNOLOGY (1.5%)
Amgen, Inc. (b)                                                     5,340                         389,232
Applera Corp.                                                         980                          27,773
ArQule, Inc. (b)                                                    1,090                           5,864
Biogen Idec, Inc. (b)                                               1,700                          76,075
Cambrex Corp.                                                         990                          21,889
Cephalon, Inc. (b)                                                  1,240                          87,904
Charles River Laboratories International, Inc. (b)                  1,630                          75,192
Chiron Corp. (b)                                                      740                          33,744
Enzo Biochem, Inc. (b)                                                962                          12,544
Genzyme Corp. (b)                                                   1,220                          86,547
Gilead Sciences, Inc. (b)                                           2,110                         128,435
Invitrogen Corp. (b)                                                1,160                          79,901
Martek Biosciences Corp. (b)                                          740                          21,312
Medimmune, Inc. (b)                                                 1,370                          46,744
Millennium Pharmaceuticals, Inc. (b)                                6,170                          63,798
PDL BioPharma, Inc. (b)                                             2,340                          68,211
Regeneron Pharmaceuticals, Inc. (b)                                 1,690                          25,739

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Savient Pharmaceuticals, Inc. (b)                                   2,150                     $     9,611
Techne Corp. (b)                                                      910                          51,734
Vertex Pharmaceuticals, Inc. (b)                                    2,050                          73,226
                                                                                              -----------
                                                                                                1,385,475
                                                                                              -----------
BUILDING PRODUCTS (0.4%)
American Standard Cos., Inc.                                          850                          30,600
Apogee Enterprises, Inc.                                              800                          14,768
Drew Industries, Inc. (b)                                             370                          13,931
ElkCorp                                                               590                          20,750
Griffon Corp. (b)                                                     840                          19,824
Lennox International, Inc.                                          1,720                          54,953
Masco Corp.                                                         1,830                          54,260
NCI Building Systems, Inc. (b)                                        660                          33,462
Simpson Manufacturing Co., Inc.                                     1,270                          49,136
Universal Forest Products, Inc.                                       510                          29,208
                                                                                              -----------
                                                                                                  320,892
                                                                                              -----------
CAPITAL MARKETS (2.9%)
A.G. Edwards, Inc.                                                  1,590                          75,636
Ameriprise Financial, Inc. (b)                                      1,116                          45,410
Bank of New York Co., Inc.                                          3,440                         109,426
Bear Stearns Cos., Inc.                                               490                          61,965
Charles Schwab Corp.                                                5,030                          74,394
E*TRADE Financial Corp. (b)                                         1,470                          34,971
Eaton Vance Corp.                                                   2,460                          70,897
Federated Investors, Inc.                                             440                          16,988
Franklin Resources, Inc.                                              720                          70,920
Goldman Sachs Group, Inc.                                           1,920                         271,200
Investment Technology Group, Inc. (b)                               1,330                          59,823
Investors Financial Services Corp.                                  1,450                          68,063
Janus Capital Group, Inc.                                             870                          18,174
Jefferies Group, Inc.                                               1,110                          60,462
LaBranche & Co., Inc. (b)                                           1,200                          13,740
Legg Mason, Inc.                                                    2,250                         291,825
Lehman Brothers Holdings, Inc.                                      1,120                         157,304
Mellon Financial Corp.                                              1,750                          61,723
Merrill Lynch & Co., Inc.                                           4,270                         320,550
Morgan Stanley                                                      4,920                         302,334
Northern Trust Corp.                                                1,120                          58,475
Piper Jaffray Cos., Inc. (b)                                          760                          34,071
Raymond James Financial, Inc.                                       1,330                          56,605
SEI Investments Co.                                                 1,640                          67,650
State Street Corp.                                                  1,680                         101,573
SWS Group, Inc.                                                       520                          12,080
T. Rowe Price Group, Inc.                                             710                          54,265
Waddell & Reed Financial, Inc.                                      1,510                          33,643
                                                                                              -----------
                                                                                                2,604,167
                                                                                              -----------
CHEMICALS (1.8%)
A. Schulman, Inc.                                                     800                          19,720
Air Products & Chemicals, Inc.                                      1,040                          64,158
Airgas, Inc.                                                        1,240                          48,087
Albemarle Corp.                                                       820                          35,891
Arch Chemicals, Inc.                                                  670                          20,770
Ashland, Inc.                                                         330                          21,754
Cabot Corp.                                                         1,200                          47,064
Chemtura Corp.                                                      4,283                          53,837
Cytec Industries, Inc.                                                800                          39,680

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Dow Chemical Co.                                                    4,220                     $   178,506
E.I. Du Pont De Nemours & Co.                                       4,430                         173,435
Ecolab, Inc.                                                          980                          35,094
Ferro Corp.                                                           680                          13,376
FMC Corp. (b)                                                         730                          41,187
Georgia Gulf Corp.                                                  1,150                          39,330
H.B. Fuller Co.                                                       760                          28,720
Hercules, Inc. (b)                                                    260                           3,045
International Flavors & Fragrances, Inc.                              420                          13,843
Lubrizol Corp.                                                      1,310                          59,919
Lyondell Chemical Co.                                               4,090                          98,201
MacDermid, Inc.                                                       790                          23,819
Material Sciences Corp. (b)                                           510                           7,089
Minerals Technologies, Inc.                                           420                          23,465
Monsanto Co.                                                        1,160                          98,148
Olin Corp.                                                          1,220                          25,010
OM Group, Inc. (b)                                                    950                          20,435
OMNOVA Solutions, Inc. (b)                                          1,230                           8,290
Penford Corp.                                                         240                           3,746
PolyOne Corp. (b)                                                   2,540                          18,186
PPG Industries, Inc.                                                  830                          49,385
Praxair, Inc.                                                       1,380                          72,698
Quaker Chemical Corp.                                                 180                           3,584
Rohm & Haas Co.                                                       820                          41,738
RPM International, Inc.                                             1,910                          36,099
Scotts Miracle-Gro Co.                                              1,000                          49,500
Sensient Technologies Corp.                                           790                          14,978
Sigma-Aldrich Corp.                                                   260                          16,869
Valspar Corp.                                                       1,860                          50,629
Wellman, Inc.                                                         940                           6,674
                                                                                              -----------
                                                                                                1,605,959
                                                                                              -----------
COMMERCIAL BANKS (5.2%)
AmSouth Bancorp                                                     1,320                          36,445
Associated Banc-Corp                                                2,340                          79,186
Bank of America Corp.                                              20,160                         891,671
Bank of Hawaii Corp.                                                1,060                          55,343
BB&T Corp.                                                          2,480                          96,819
Boston Private Financial Holdings, Inc.                               940                          28,708
Cathay General Bancorp                                              1,010                          36,067
Central Pacific Financial Corp.                                       920                          33,856
Chittenden Corp.                                                    1,230                          34,895
City National Corp.                                                   800                          59,976
Colonial BancGroup, Inc.                                            2,270                          56,523
Comerica, Inc.                                                        930                          51,587
Commerce Bancorp, Inc.                                              3,310                         110,686
Community Bank System, Inc.                                           860                          20,004
Compass Bancshares, Inc.                                              520                          25,334
Cullen/Frost Bankers, Inc.                                            930                          49,978
East West Bancorp, Inc.                                             1,820                          67,176
Fifth Third Bancorp                                                 2,800                         105,196
First Bancorp                                                       2,610                          33,356
First Horizon National Corp.                                          550                          20,829
First Midwest Bancorp, Inc.                                         1,270                          44,336
First Republic Bank                                                   695                          26,382
FirstMerit Corp.                                                    1,360                          34,340

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Glacier Bancorp, Inc.                                                 520                     $    16,526
Gold Banc Corp., Inc.                                               1,120                          20,339
Greater Bay Bancorp                                                   940                          24,384
Hudson United Bancorp                                               1,410                          58,727
Huntington Bancshares, Inc.                                           780                          18,096
Irwin Financial Corp.                                                 710                          15,208
KeyCorp                                                             1,570                          55,562
M&T Bank Corp.                                                        230                          24,909
Marshall & Ilsley Corp.                                               920                          38,585
Mercantile Bankshares Corp.                                         2,490                          94,496
Nara Bancorp, Inc.                                                    730                          13,067
National City Corp.                                                 2,540                          86,817
North Fork Bancorporation, Inc.                                     1,920                          49,382
PNC Financial Services Group, Inc.                                  1,525                          98,912
PrivateBancorp, Inc.                                                  610                          23,064
Prosperity Bancshares, Inc.                                           500                          14,565
Provident Bankshares Corp.                                            920                          33,792
Regions Financial Corp.                                             2,020                          67,024
Republic Bancorp, Inc.                                              2,083                          26,975
South Financial Group, Inc.                                         2,150                          56,072
Sterling Bancshares, Inc.                                           1,240                          20,770
Sterling Financial Corp.                                              885                          24,798
SunTrust Banks, Inc.                                                1,670                         119,322
Susquehanna Bancshares, Inc.                                        1,220                          29,451
Svb Financial Group (b)                                               770                          38,100
Synovus Financial Corp.                                             1,180                          32,651
TCF Financial Corp.                                                 2,400                          59,976
Texas Regional Bancshares, Inc.                                       630                          19,391
TrustCo Bank Corp. NY                                               1,840                          23,331
U.S. Bancorp                                                        7,960                         238,083
UCBH Holdings, Inc.                                                 2,700                          46,845
Umpqua Holdings Corp.                                               1,250                          35,225
United Bankshares, Inc.                                             1,160                          43,233
Wachovia Corp.                                                      7,064                         387,318
Wells Fargo & Co.                                                   7,350                         458,345
Westamerica Bancorp                                                   710                          38,212
Whitney Holding Corp.                                               1,920                          63,168
Wilmington Trust Corp.                                              1,160                          48,140
Wintrust Financial Corp.                                              800                          42,960
Zions Bancorp                                                         457                          36,135
                                                                                              -----------
                                                                                               4 ,640,649
                                                                                              -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.                                                1,320                          25,225
ADESA, Inc.                                                         1,730                          44,288
Administaff, Inc.                                                     740                          31,850
Allied Waste Industries, Inc. (b)                                   1,280                          11,635
Angelica Corp.                                                        280                           4,830
Avery Dennison Corp.                                                  560                          33,454
Banta Corp.                                                           540                          27,605
Bowne & Co., Inc.                                                   1,420                          21,385
Brady Corp.                                                         1,450                          57,667
Brink's Co.                                                         1,140                          60,648
CDI Corp.                                                             510                          13,908
Central Parking Corp.                                               1,020                          15,045
ChoicePoint, Inc. (b)                                               1,960                          80,594
Cintas Corp.                                                          720                          30,672
Coinstar, Inc. (b)                                                    900                          22,410
Consolidated Graphics, Inc. (b)                                       500                          25,680

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Copart, Inc. (b)                                                    1,500                     $    37,785
Corporate Executive Board Co.                                         820                          68,994
Deluxe Corp.                                                        1,060                          28,387
Dun & Bradstreet Corp. (b)                                          1,410                         101,914
G & K Services, Inc.                                                  680                          27,023
Gevity HR, Inc.                                                       890                          24,431
Healthcare Services Group                                             490                           9,589
Heidrick & Struggles International, Inc. (b)                          620                          20,807
Herman Miller, Inc.                                                 1,360                          41,208
HNI Corp.                                                           1,140                          65,778
John H. Harland Co.                                                   920                          34,344
Kelly Services, Inc.                                                  560                          14,997
Korn/Ferry International, Inc. (b)                                    710                          14,030
Labor Ready, Inc. (b)                                               1,650                          38,429
Manpower, Inc.                                                      1,820                          97,970
Mobile Mini, Inc. (b)                                                 500                          24,860
Monster Worldwide, Inc. (b)                                           560                          23,890
NCO Group, Inc. (b)                                                   990                          16,860
On Assignment, Inc. (b)                                               930                          11,560
Pitney Bowes, Inc.                                                  1,380                          58,981
R.R. Donnelley & Sons Co.                                           1,120                          36,512
Republic Services, Inc.                                             2,750                         104,087
Robert Half International, Inc.                                       750                          27,398
Rollins, Inc.                                                       1,020                          21,920
School Specialty, Inc. (b)                                            730                          27,412
SOURCECORP, Inc. (b)                                                  530                          13,950
Spherion Corp. (b)                                                  1,660                          18,592
Standard Register Co.                                               1,090                          19,784
Stericycle, Inc. (b)                                                  940                          56,184
Tetra Tech, Inc. (b)                                                1,840                          30,820
United Stationers, Inc. (b)                                         1,060                          53,032
Volt Information Sciences, Inc. (b)                                   390                           9,547
Waste Connections, Inc. (b)                                         1,530                          53,458
Waste Management, Inc.                                              2,650                          83,686
Watson Wyatt & Co. Holdings                                         1,290                          39,268
                                                                                              -----------
                                                                                                1,864,383
                                                                                              -----------
COMMUNICATIONS EQUIPMENT (2.4%)
3Com Corp. (b)                                                      6,750                          30,848
ADC Telecommunications, Inc. (b)                                      570                          14,455
ADTRAN, Inc.                                                        1,450                          42,529
Andrew Corp. (b)                                                      630                           8,171
Avaya, Inc. (b)                                                     1,730                          18,252
Avocent Corp. (b)                                                   1,110                          36,930
Bel Fuse, Inc.                                                        450                          16,758
Belden CDT, Inc.                                                    1,310                          35,501
Black Box Corp.                                                       710                          35,947
C-COR, Inc. (b)                                                     1,370                           8,754
CIENA Corp. (b)                                                     2,260                           9,040
Cisco Systems, Inc. (b)                                            27,390                         508,631
CommScope, Inc. (b)                                                 1,080                          23,879
Comverse Technology, Inc. (b)                                         970                          26,568
Corning, Inc. (b)                                                   6,320                         153,892
Digi International, Inc. (b)                                          690                           7,818
Ditech Communications Corp. (b)                                       690                           6,286
Dycom Industries, Inc. (b)                                          1,020                          25,153
F5 Networks, Inc. (b)                                                 850                          54,995

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Harmonic, Inc. (b)                                                  2,130                     $    11,758
Harris Corp.                                                        2,770                         128,611
Inter-Tel, Inc.                                                       740                          16,043
JDS Uniphase Corp. (b)                                              5,440                          17,027
Lucent Technologies, Inc. (b)                                      15,710                          41,474
Motorola, Inc.                                                     10,550                         239,590
NETGEAR, Inc. (b)                                                   1,140                          20,657
Network Equipment Technologies, Inc. (b)                              780                           3,268
Novatel Wireless, Inc. (b)                                            180                           1,964
PC-Tel, Inc. (b)                                                    1,650                          15,725
Plantronics, Inc.                                                   1,050                          36,750
Polycom, Inc. (b)                                                   1,960                          37,985
Powerwave Technologies, Inc. (b)                                    2,100                          30,681
QUALCOMM, Inc.                                                      7,150                         342,913
Scientific-Atlanta, Inc.                                              760                          32,498
Symmetricom, Inc. (b)                                               1,330                          13,154
Tellabs, Inc. (b)                                                   1,664                          21,283
Tollgrade Communications, Inc. (b)                                    410                           4,781
UTStarcom, Inc. (b)                                                 1,940                          13,599
ViaSat, Inc. (b)                                                      780                          19,656
                                                                                              -----------
                                                                                                2,113,824
                                                                                              -----------
COMPUTERS & PERIPHERALS (2.8%)
Adaptec, Inc. (b)                                                   3,220                          17,517
Apple Computer, Inc. (b)                                            3,590                         271,081
Avid Technology, Inc. (b)                                           1,415                          70,283
Dell, Inc. (b)                                                     10,480                         307,169
Diebold, Inc.                                                       1,680                          65,705
EMC Corp. (b)                                                      10,160                         136,144
Gateway, Inc. (b)                                                   1,590                           4,325
Hewlett-Packard Co.                                                12,430                         387,567
Hutchinson Technology, Inc. (b)                                       910                          25,189
Imation Corp.                                                         810                          36,717
International Business Machines Corp.                               6,770                         550,401
Komag, Inc. (b)                                                       900                          42,354
Lexmark International, Inc. (b)                                       640                          31,085
McDATA Corp. (b)                                                    2,160                           9,223
NCR Corp. (b)                                                         890                          33,064
Network Appliance, Inc. (b)                                         1,770                          55,224
Qlogic Corp. (b)                                                      560                          22,215
SanDisk Corp. (b)                                                   3,610                         243,170
SBS Technologies, Inc. (b)                                            510                           5,819
Secure Computing Corp. (b)                                            920                          13,395
Sun Microsystems, Inc. (b)                                         12,390                          55,755
Synaptics, Inc. (b)                                                   900                          24,768
Western Digital Corp. (b)                                           4,140                          90,500
                                                                                              -----------
                                                                                                2,498,670
                                                                                              -----------
CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group, Inc. (b)                                                 510                          41,830
Fluor Corp.                                                           400                          35,180
Granite Construction, Inc.                                            730                          29,550
Insituform Technologies, Inc. (b)                                     790                          20,074
Jacobs Engineering Group, Inc. (b)                                  1,160                          96,710
Quanta Services, Inc. (b)                                           2,120                          29,362
Shaw Group, Inc. (b)                                                2,560                          91,187
URS Corp. (b)                                                       1,360                          58,181
                                                                                              -----------
                                                                                                  402,074
                                                                                              -----------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
CONSTRUCTION MATERIALS (0.3%)
Florida Rock Industries, Inc.                                       1,595                     $    86,225
Headwaters, Inc. (b)                                                1,370                          47,265
Martin Marietta Materials, Inc.                                       920                          77,997
Texas Industries, Inc.                                                750                          40,358
Vulcan Materials Co.                                                  520                          37,378
                                                                                              -----------
                                                                                                  289,223
                                                                                              -----------
CONSUMER FINANCE (0.7%)
American Express Co.                                                5,580                         292,671
AmeriCredit Corp. (b)                                               2,870                          82,541
Capital One Financial Corp.                                         1,300                         108,290
Cash America International, Inc.                                      940                          24,901
Portfolio Recovery Associates, Inc. (b)                               500                          24,625
Rewards Network, Inc. (b)                                             720                           4,968
SLM Corp.                                                           1,870                         104,645
World Acceptance Corp. (b)                                            540                          15,314
                                                                                              -----------
                                                                                                  657,955
                                                                                              -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                                    1,120                          63,214
Ball Corp.                                                            480                          19,440
Bemis Co., Inc.                                                       420                          12,818
Caraustar Industries, Inc. (b)                                        840                           9,139
Chesapeake Corp.                                                      550                           8,525
Longview Fibre Co.                                                    920                          17,526
Myers Industries, Inc.                                                890                          13,350
Packaging Corp. of America                                          1,890                          43,848
Pactiv Corp. (b)                                                      600                          13,344
Rock-Tenn Co.                                                         940                          13,141
Sealed Air Corp. (b)                                                  410                          22,661
Sonoco Products Co.                                                 1,720                          53,268
Temple-Inland, Inc.                                                   640                          30,016
                                                                                              -----------
                                                                                                  320,290
                                                                                              -----------
DISTRIBUTORS (0.1%)
Audiovox Corp. (b)                                                    680                          10,173
Brightpoint, Inc. (b)                                               1,200                          27,108
Building Materials Holding Corp.                                      460                          36,418
Genuine Parts Co.                                                     750                          31,898
                                                                                              -----------
                                                                                                  105,597
                                                                                              -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc. (b)                                                680                          37,856
Career Education Corp. (b)                                          2,080                          67,578
Corinthian Colleges, Inc. (b)                                       1,600                          20,288
CPI Corp.                                                             360                           7,164
DeVry, Inc. (b)                                                     1,310                          30,117
Education Management Corp. (b)                                      1,290                          39,500
H&R Block, Inc.                                                     1,520                          37,179
ITT Educational Services, Inc. (b)                                    780                          45,474
Laureate Education, Inc. (b)                                        1,010                          52,621
Pre-Paid Legal Services, Inc.                                         450                          17,186
Regis Corp.                                                           880                          34,100
Sotheby's Holdings, Inc. (b)                                          990                          19,691
Vertrue, Inc. (b)                                                     380                          16,439
                                                                                              -----------
                                                                                                  425,193
                                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (2.1%)
CIT Group, Inc.                                                       940                          50,140

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Citigroup, Inc.                                                    22,160                     $ 1,032,212
Financial Federal Corp.                                               560                          25,060
JPMorgan Chase & Co.                                               15,610                         620,498
Moody's Corp.                                                       1,250                          79,150
Principal Financial Group, Inc.                                     1,300                          61,308
                                                                                              -----------
                                                                                                1,868,368
                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.                                                         16,997                         441,071
BellSouth Corp.                                                     8,250                         237,353
CenturyTel, Inc.                                                      570                          18,981
Cincinnati Bell, Inc. (b)                                           4,040                          14,140
Citizens Communications Co.                                         1,380                          16,933
Commonwealth Telephone Enterprises, Inc.                              810                          27,030
General Communication, Inc. (b)                                     2,000                          21,700
Qwest Communications International, Inc. (b)                        6,710                          40,394
Verizon Communications, Inc.                                       12,650                         400,499
                                                                                              -----------
                                                                                                1,218,101
                                                                                              -----------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc. (b)                                            700                          24,353
ALLETE, Inc.                                                        1,080                          47,833
American Electric Power Co., Inc.                                   1,940                          72,401
Central Vermont Public Service Corp.                                  370                           7,160
Cinergy Corp.                                                       1,100                          47,795
Cleco Corp.                                                         1,400                          30,702
CMS Energy Corp. (b)                                                  800                          11,576
DPL, Inc.                                                           2,470                          63,331
Duquesne Light Holdings, Inc.                                       1,260                          22,655
Edison International                                                1,480                          64,854
El Paso Electric Co. (b)                                            1,410                          28,877
Entergy Corp.                                                       1,140                          79,241
Exelon Corp.                                                        3,060                         175,704
FirstEnergy Corp.                                                   1,660                          83,166
FPL Group, Inc.                                                     2,050                          85,670
Great Plains Energy, Inc.                                           1,460                          41,654
Green Mountain Power Corp.                                            190                           5,719
Hawaiian Electric Industries, Inc.                                  1,360                          35,673
IDACORP, Inc.                                                         790                          25,011
Northeast Utilities                                                 2,410                          47,911
NSTAR                                                               2,480                          71,275
Pepco Holdings, Inc.                                                3,640                          83,756
Pinnacle West Capital Corp.                                           590                          25,140
PNM Resources, Inc.                                                 1,240                          30,467
PPL Corp.                                                           1,980                          59,657
Progress Energy, Inc.                                               1,370                          59,759
Puget Energy, Inc.                                                  1,670                          35,220
Sierra Pacific Resources (b)                                        3,500                          46,200
Southern Co.                                                        3,400                         118,320
UIL Holdings Corp.                                                    640                          30,938
Unisource Energy Corp.                                              1,050                          32,477
Westar Energy, Inc.                                                 1,550                          31,930
                                                                                              -----------
                                                                                                1,626,425
                                                                                              -----------
ELECTRICAL EQUIPMENT (0.8%)
A.O. Smith Corp.                                                      780                          33,610
Acuity Brands, Inc.                                                 1,260                          47,741

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
American Power Conversion Corp.                                       710                     $    16,827
AMETEK, Inc.                                                        1,400                          57,596
Artesyn Technologies, Inc. (b)                                      1,140                          11,491
Baldor Electric Co.                                                   890                          26,593
C&D Technologies, Inc.                                                680                           5,644
Cooper Industries Ltd.                                                400                          32,660
Emerson Electric Co.                                                1,840                         142,507
Hubbell, Inc.                                                       1,230                          55,289
MagneTek, Inc. (b)                                                    890                           3,605
Regal-Beloit Corp.                                                    900                          33,201
Rockwell Automation, Inc.                                             800                          52,856
Roper Industries, Inc.                                              2,830                         114,191
Thomas & Betts Corp. (b)                                            1,030                          45,990
Vicor Corp.                                                         1,180                          20,001
Woodward Governor Co.                                                 280                          26,194
                                                                                              -----------
                                                                                                  725,996
                                                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Aeroflex, Inc. (b)                                                  2,160                          26,114
Agilent Technologies, Inc. (b)                                      2,130                          72,228
Agilysys, Inc.                                                        930                          19,716
Amphenol Corp.                                                      1,880                          95,559
Anixter International, Inc.                                         1,150                          53,234
Arrow Electronics, Inc. (b)                                         2,320                          79,715
Avnet, Inc. (b)                                                     2,890                          70,661
Bell Microproducts, Inc. (b)                                          820                           5,215
Benchmark Electronics, Inc. (b)                                     1,410                          51,507
CDW Corp.                                                           1,310                          73,360
Checkpoint Systems, Inc. (b)                                        1,260                          33,982
Cognex Corp.                                                        1,610                          46,980
Coherent, Inc. (b)                                                  1,070                          33,127
CTS Corp.                                                           1,000                          12,310
Daktronics, Inc.                                                      620                          18,842
Electro Scientific Industries, Inc. (b)                               910                          23,178
FLIR Systems, Inc. (b)                                              2,260                          53,562
Gerber Scientific, Inc. (b)                                           650                           7,228
Global Imaging Systems, Inc. (b)                                      830                          29,349
Ingram Micro, Inc. (b)                                              2,160                          41,796
Itron, Inc. (b)                                                       820                          39,253
Jabil Circuit, Inc. (b)                                               880                          35,552
Keithley Instruments, Inc.                                            510                           7,803
KEMET Corp. (b)                                                     1,520                          13,954
Littelfuse, Inc. (b)                                                  800                          23,640
Methode Electronics, Inc.                                             980                          12,054
Molex, Inc.                                                           670                          20,268
MTS Systems Corp.                                                     700                          25,655
National Instruments Corp.                                          1,360                          45,002
Newport Corp. (b)                                                     770                          13,067
Park Electrochemical Corp.                                            620                          17,534
Paxar Corp. (b)                                                     1,260                          25,477
Photon Dynamics, Inc. (b)                                             660                          14,461
Planar Systems, Inc. (b)                                              420                           5,804
Plexus Corp. (b)                                                      860                          24,347
RadiSys Corp. (b)                                                     660                          11,867
Rogers Corp. (b)                                                      610                          28,737
Sanmina-SCI Corp. (b)                                               1,930                           8,125
ScanSource, Inc. (b)                                                  500                          29,405
Solectron Corp. (b)                                                 3,550                          13,561
Symbol Technologies, Inc.                                             990                          12,227

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Tech Data Corp. (b)                                                 1,330                     $    54,836
Technitrol, Inc.                                                    1,290                          26,264
Tektronix, Inc.                                                       470                          13,865
Trimble Navigation Ltd. (b)                                         1,830                          73,237
Vishay Intertechnology, Inc. (b)                                    3,320                          52,556
X-Rite, Inc.                                                          610                           7,253
                                                                                              -----------
                                                                                                1,503,467
                                                                                              -----------
ENERGY EQUIPMENT & SERVICES (3.3%)
Atwood Oceanics, Inc. (b)                                             410                          39,823
Baker Hughes, Inc.                                                  1,400                         108,416
BJ Services Co.                                                     1,320                          53,447
Cal Dive International, Inc. (b)                                    2,520                         105,790
CARBO Ceramics, Inc.                                                  685                          46,148
Cooper Cameron Corp. (b)                                            2,220                         107,426
Dril-Quip, Inc. (b)                                                   280                          17,632
ENSCO International, Inc.                                           3,090                         157,960
FMC Technologies, Inc. (b)                                          1,200                          62,184
Grant Prideco, Inc. (b)                                             2,530                         126,728
Halliburton Co.                                                     2,230                         177,396
Hanover Compressor Co. (b)                                          1,400                          23,184
Helmerich & Payne, Inc.                                               960                          75,226
Hydril Co. (b)                                                        590                          48,587
Input/Output, Inc. (b)                                              2,300                          18,101
Lone Star Technologies, Inc. (b)                                      980                          55,762
Maverick Tube Corp. (b)                                             1,390                          66,512
Nabors Industries Ltd. (b)                                            690                          56,063
National-Oilwell, Inc. (b)                                            793                          60,324
Noble Corp.                                                           570                          45,851
Noble Energy, Inc.                                                  3,420                         158,277
Oceaneering International, Inc. (b)                                   800                          47,528
Offshore Logistics, Inc. (b)                                          640                          22,976
Patterson-UTI Energy, Inc.                                          3,330                         125,275
Pride International, Inc. (b)                                       3,020                         106,636
Rowan Cos., Inc.                                                      390                          17,484
Schlumberger Ltd.                                                   2,420                         308,428
SEACOR Holdings, Inc. (b)                                             690                          51,253
Smith International, Inc.                                           4,160                         187,199
TETRA Technologies, Inc. (b)                                          940                          37,299
Tidewater, Inc.                                                     1,180                          68,936
Transocean, Inc. (b)                                                1,450                         117,668
Unit Corp. (b)                                                      1,430                          85,371
Veritas DGC, Inc. (b)                                               1,040                          46,862
W-H Energy Services, Inc. (b)                                         740                          35,727
Weatherford International Ltd. (b)                                  1,650                          73,887
                                                                                              -----------
                                                                                                2,943,366
                                                                                              -----------
FOOD & STAPLES RETAILING (1.6%)
Albertson's, Inc.                                                   1,650                          41,498
BJ's Wholesale Club, Inc. (b)                                       1,330                          42,746
Casey's General Stores, Inc.                                        1,440                          36,648
Costco Wholesale Corp.                                              2,150                         107,264
CVS Corp.                                                           3,430                          95,217
Great Atlantic & Pacific Tea Co., Inc. (b)                            690                          21,549
Kroger Co. (b)                                                      2,850                          52,440
Longs Drug Stores Corp.                                               990                          34,640
Nash Finch Co.                                                        430                          12,728
Performance Food Group Co. (b)                                      1,520                          41,906

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Ruddick Corp.                                                         780                     $    18,026
Safeway, Inc.                                                       1,930                          45,239
SUPERVALU, Inc.                                                       520                          16,604
Sysco Corp.                                                         2,820                          86,518
United Natural Foods, Inc. (b)                                      1,300                          42,029
Wal-Mart Stores, Inc.                                              11,250                         518,737
Walgreen Co.                                                        4,450                         192,595
Whole Foods Market, Inc.                                              630                          46,538
                                                                                              -----------
                                                                                                1,452,922
                                                                                              -----------
FOOD PRODUCTS (1.4%)
American Italian Pasta Co.                                            630                           2,300
Archer-Daniels-Midland Co.                                          2,690                          84,735
Campbell Soup Co.                                                   1,610                          48,187
ConAgra Foods, Inc.                                                 2,170                          44,984
Corn Products International, Inc.                                   2,320                          63,266
Dean Foods Co. (b)                                                  3,020                         114,550
Delta & Pine Land Co.                                               1,150                          27,071
Flowers Foods, Inc.                                                 1,890                          51,994
General Mills, Inc.                                                 1,850                          89,929
H.J. Heinz Co.                                                      1,500                          50,910
Hain Celestial Group, Inc. (b)                                      1,040                          24,242
Hershey Foods Corp.                                                 1,040                          53,248
Hormel Foods Corp.                                                  2,050                          68,737
J & J Snack Foods Corp.                                               580                          17,562
J.M. Smucker Co.                                                    1,280                          55,680
Kellogg Co.                                                         1,690                          72,501
Lancaster Colony Corp.                                                570                          23,638
Lance, Inc.                                                           890                          19,277
McCormick & Co., Inc.                                                 590                          17,824
Peet's Coffee & Tea, Inc. (b)                                         470                          14,485
Ralcorp Holdings, Inc. (b)                                            960                          37,728
Sanderson Farms, Inc.                                                 470                          13,160
Sara Lee Corp.                                                      3,080                          56,302
Smithfield Foods, Inc. (b)                                          1,940                          52,070
Tootsie Roll Industries, Inc.                                         906                          26,319
Treehouse Foods, Inc. (b)                                           1,016                          19,964
Tyson Foods, Inc.                                                   2,770                          39,694
Wm. Wrigley Jr. Co.                                                 1,000                          63,960
                                                                                              -----------
                                                                                                1,254,317
                                                                                              -----------
GAS UTILITIES (1.0%)
AGL Resources, Inc.                                                 1,500                          53,670
Atmos Energy Corp.                                                  2,360                          62,021
Cascade Natural Gas Corp.                                             350                           7,049
Energen Corp.                                                       2,400                          93,647
Equitable Resources, Inc.                                           2,420                          89,298
Laclede Group, Inc.                                                   590                          19,246
National Fuel Gas Co.                                               1,400                          46,060
New Jersey Resources Corp.                                            780                          35,451
Nicor, Inc.                                                           170                           6,953
Northwest Natural Gas Co.                                             710                          25,269
ONEOK, Inc.                                                         1,900                          53,694
Peoples Energy Corp.                                                   60                           2,233
Piedmont Natural Gas Co., Inc.                                      2,130                          51,653
Questar Corp.                                                       1,720                         140,145
Southern Union Co. (b)                                              2,880                          72,576
Southwest Gas Corp.                                                   930                          25,715
UGI Corp.                                                           3,480                          74,716

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
WGL Holdings, Inc.                                                    790                     $    24,632
                                                                                              -----------
                                                                                                  884,028
                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Advanced Medical Optics, Inc. (b)                                   1,477                          65,845
Affymetrix, Inc. (b)                                                1,050                          40,089
American Medical Systems Holdings, Inc. (b)                         2,120                          48,039
Analogic Corp.                                                        550                          30,525
ArthroCare Corp. (b)                                                  840                          37,624
Bausch & Lomb, Inc.                                                   280                          18,914
Baxter International, Inc.                                          2,900                         106,864
Beckman Coulter, Inc.                                               1,330                          79,202
Becton, Dickinson & Co.                                             1,210                          78,408
BioLase Technology, Inc.                                              740                           5,624
Biomet, Inc.                                                        1,200                          45,372
Biosite, Inc. (b)                                                     660                          32,947
Boston Scientific Corp. (b)                                         3,050                          66,704
C.R. Bard, Inc.                                                       560                          35,515
CNS, Inc.                                                             430                           9,404
CONMED Corp. (b)                                                      910                          21,512
Cooper Cos., Inc.                                                   1,510                          83,699
Cyberonics, Inc. (b)                                                  750                          22,508
Cytyc Corp. (b)                                                     2,290                          68,929
Datascope Corp.                                                       450                          15,795
DENTSPLY International, Inc.                                        1,640                          88,068
Diagnostic Products Corp.                                             850                          43,180
Dionex Corp. (b)                                                      750                          39,773
DJ Orthopedics, Inc. (b)                                              760                          24,951
Edwards Lifesciences Corp. (b)                                      1,260                          54,104
Fisher Scientific International, Inc. (b)                             630                          42,128
Gen-Probe, Inc. (b)                                                 1,070                          53,960
Greatbatch, Inc. (b)                                                  720                          18,749
Guidant Corp.                                                       1,570                         115,551
Haemonetics Corp. (b)                                                 910                          47,320
Hillenbrand Industries, Inc.                                        1,250                          61,525
Hologic, Inc. (b)                                                   1,490                          76,675
Hospira, Inc. (b)                                                     710                          31,773
ICU Medical, Inc. (b)                                                 500                          18,020
IDEXX Laboratories, Inc. (b)                                        1,030                          79,125
Immucor, Inc. (b)                                                   1,450                          43,573
INAMED Corp. (b)                                                      710                          65,398
Integra LifeSciences Holdings (b)                                     730                          28,470
Intermagnetics General Corp. (b)                                      840                          33,886
Intuitive Surgical, Inc. (b)                                          710                          97,732
Invacare Corp.                                                      1,080                          37,357
Kensey Nash Corp. (b)                                                 420                          10,252
Laserscope (b)                                                        650                          17,531
Medtronic, Inc.                                                     5,390                         304,372
Mentor Corp.                                                        1,260                          56,700
Merit Medical Systems, Inc. (b)                                       750                          10,583
Millipore Corp. (b)                                                   380                          26,136
Mine Safety Appliances Co.                                            510                          20,313
Osteotech, Inc. (b)                                                   480                           2,597
PerkinElmer, Inc.                                                     530                          12,052
PolyMedica Corp.                                                      920                          36,542
Possis Medical, Inc. (b)                                              540                           5,292
ResMed, Inc. (b)                                                    2,420                          95,445

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Respironics, Inc. (b)                                               2,460                     $    88,634
St. Jude Medical, Inc. (b)                                          1,650                          81,065
STERIS Corp.                                                        1,280                          34,560
Stryker Corp.                                                       1,450                          72,355
SurModics, Inc. (b)                                                   570                          21,022
Sybron Dental Specialties, Inc. (b)                                 1,300                          55,380
Theragenics Corp. (b)                                                 920                           3,386
Thermo Electron Corp. (b)                                             710                          23,884
Varian Medical Systems, Inc. (b)                                    2,690                         161,964
Varian, Inc. (b)                                                      740                          28,394
Viasys Healthcare, Inc. (b)                                           980                          27,754
Vital Signs, Inc.                                                     320                          16,419
Waters Corp. (b)                                                      610                          25,590
Zimmer Holdings, Inc. (b)                                           1,160                          79,982
                                                                                              -----------
                                                                                                3,333,041
                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Aetna, Inc.                                                         1,230                         119,064
Amedisys, Inc. (b)                                                    500                          22,675
American Healthways, Inc. (b)                                       1,100                          49,148
AMERIGROUP Corp. (b)                                                1,730                          38,614
AmerisourceBergen Corp.                                             1,220                          53,241
AmSurg Corp. (b)                                                      910                          19,738
Apria Healthcare Group, Inc. (b)                                      970                          23,639
Cardinal Health, Inc.                                               2,130                         153,445
Caremark Rx, Inc. (b)                                               2,030                         100,079
Centene Corp. (b)                                                   1,360                          35,754
Cerner Corp. (b)                                                    2,020                          90,900
Chemed Corp.                                                          890                          47,312
CIGNA Corp.                                                           520                          63,232
Community Health Systems, Inc. (b)                                  1,790                          65,138
Covance, Inc. (b)                                                   1,270                          72,149
Coventry Health Care, Inc. (b)                                        746                          44,439
Cross Country Healthcare, Inc. (b)                                    910                          17,982
CryoLife, Inc. (b)                                                    830                           3,901
Dendrite International, Inc. (b)                                    1,350                          19,602
Express Scripts, Inc. (b)                                             620                          56,600
Gentiva Health Services, Inc. (b)                                     680                          12,913
HCA, Inc.                                                           2,040                         100,123
Health Net, Inc. (b)                                                2,300                         113,551
Henry Schein, Inc. (b)                                              1,730                          80,687
Hooper Holmes, Inc.                                                 1,840                           6,440
Humana, Inc. (b)                                                      720                          40,154
IMS Health, Inc.                                                    1,060                          26,076
Laboratory Corp. of America Holdings (b)                              620                          36,363
LCA-Vision, Inc.                                                      695                          39,038
LifePoint Hospitals, Inc. (b)                                       1,144                          35,292
Lincare Holdings, Inc. (b)                                          1,970                          83,252
Manor Care, Inc.                                                      350                          13,685
McKesson Corp.                                                      1,550                          82,150
Medco Health Solutions, Inc. (b)                                    1,430                          77,363
Odyssey Healthcare, Inc. (b)                                        1,130                          23,029
Omnicare, Inc.                                                      2,160                         107,352
Owens & Minor, Inc.                                                 1,230                          38,499
PAREXEL International Corp. (b)                                       860                          20,967
Patterson Cos., Inc. (b)                                              940                          32,458
Pediatrix Medical Group, Inc. (b)                                     770                          67,514

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Per-Se Technologies, Inc. (b)                                         252                     $     6,276
Pharmaceutical Product Development, Inc.                            1,690                         116,914
Quality Systems, Inc.                                                 240                          21,240
Quest Diagnostics, Inc.                                               910                          44,981
RehabCare, Inc. (b)                                                   500                           9,590
Renal Care Group, Inc. (b)                                          1,330                          63,095
SFBC International, Inc. (b)                                          610                          13,451
Sierra Health Services, Inc. (b)                                    1,680                          66,562
Sunrise Senior Living, Inc. (b)                                     1,240                          45,074
United Surgical Partners International, Inc. (b)                    1,485                          57,559
UnitedHealth Group, Inc.                                            5,924                         352,005
VCA Antech, Inc. (b)                                                1,530                          42,335
WellPoint, Inc. (b)                                                 2,700                         207,360
                                                                                              -----------
                                                                                                3,180,000
                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Applebee's International, Inc.                                      1,490                          35,715
Bally Total Fitness Holding Corp. (b)                               1,050                           8,274
Bob Evans Farms, Inc.                                                 670                          17,889
Brinker International, Inc.                                         1,850                          75,295
CBRL Group, Inc.                                                      980                          43,022
CEC Entertainment, Inc. (b)                                         1,210                          43,584
Cheesecake Factory (b)                                              1,645                          60,618
Darden Restaurants, Inc.                                              700                          28,462
Hilton Hotels Corp.                                                 2,250                          56,093
IHOP Corp.                                                            680                          33,436
International Speedway Corp.                                          910                          42,998
Jack In the Box, Inc. (b)                                           1,200                          47,712
Landry's Restaurants, Inc.                                            700                          21,448
Lone Star Steakhouse & Saloon, Inc.                                   680                          18,421
Marcus Corp.                                                        1,270                          30,569
Marriott International, Inc.                                        1,040                          69,306
McDonald's Corp.                                                    5,570                         195,005
O'Charley's, Inc. (b)                                                 670                          11,598
Outback Steakhouse, Inc.                                            1,490                          68,883
P.F. Chang's China Bistro, Inc. (b)                                   980                          50,235
Panera Bread Co. (b)                                                1,060                          72,186
Papa John's International, Inc. (b)                                   880                          30,562
RARE Hospitality International, Inc. (b)                            1,100                          34,705
Red Robin Gourmet Burgers, Inc. (b)                                   550                          21,830
Ruby Tuesday, Inc.                                                  1,290                          36,907
Ryan's Restaurant Group, Inc. (b)                                   1,190                          15,553
Sonic Corp. (b)                                                     1,890                          54,716
Starbucks Corp. (b)                                                 3,820                         121,093
Steak n Shake Co. (b)                                                 830                          15,222
Triarc Cos., Inc., Class B                                          2,040                          33,782
Wendy's International, Inc.                                           700                          41,265
YUM! Brands, Inc.                                                   1,390                          68,763
                                                                                              -----------
                                                                                                1,505,147
                                                                                              -----------
HOUSEHOLD DURABLES (1.6%)
American Greetings Corp.                                            1,320                          26,941
Bassett Furniture Industries, Inc.                                    350                           6,825
Beazer Homes USA, Inc.                                                810                          59,000
Black & Decker Corp.                                                  320                          27,616
Blyth, Inc.                                                           690                          14,973

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Centex Corp.                                                          560                     $    39,978
Champion Enterprises, Inc. (b)                                      2,340                          32,081
D. R. Horton, Inc.                                                  1,326                          49,486
Ethan Allen Interiors, Inc.                                         1,140                          48,461
Furniture Brands International, Inc.                                  880                          21,173
Harman International Industries, Inc.                               1,320                         145,201
Hovnanian Enterprises, Inc. (b)                                       760                          36,799
Interface, Inc. (b)                                                 1,520                          14,288
KB Home                                                               350                          26,670
La-Z-Boy, Inc.                                                      1,400                          22,876
Leggett & Platt, Inc.                                                 760                          18,711
Lennar Corp.                                                          650                          40,664
Libbey, Inc.                                                          380                           4,157
M.D.C. Holdings, Inc.                                               1,061                          67,320
M/I Homes, Inc.                                                       400                          15,944
Maytag Corp.                                                          400                           6,888
Meritage Homes Corp. (b)                                              770                          46,585
Mohawk Industries, Inc. (b)                                         1,030                          87,592
National Presto Industries, Inc.                                      180                           8,424
Newell Rubbermaid, Inc.                                             1,120                          26,477
NVR, Inc. (b)                                                         160                         127,081
Pulte Homes, Inc.                                                     980                          39,102
Russ Berrie & Co., Inc.                                               670                           8,482
Ryland Group, Inc.                                                    910                          65,848
Skyline Corp.                                                         250                          10,215
Snap-on, Inc.                                                         210                           8,427
Standard-Pacific Corp.                                              2,190                          85,191
Stanley Works                                                         370                          18,145
Toll Brothers, Inc. (b)                                             2,400                          81,600
Tupperware Corp.                                                    1,070                          23,754
Whirlpool Corp.                                                       310                          25,011
                                                                                              -----------
                                                                                                1,387,986
                                                                                              -----------
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.                                           1,270                          46,736
Clorox Co.                                                            750                          44,888
Colgate-Palmolive Co.                                               2,530                         138,871
Energizer Holdings, Inc. (b)                                        1,450                          78,460
Kimberly-Clark Corp.                                                2,340                         133,661
Procter & Gamble Co.                                               14,611                         865,409
Spectrum Brands, Inc. (b)                                           1,440                          27,230
WD-40 Co.                                                             470                          14,763
                                                                                              -----------
                                                                                                1,350,018
                                                                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES Corp. (b)                                                       2,620                          44,645
Black Hills Corp.                                                     680                          24,208
Constellation Energy Group                                            910                          53,026
Duke Energy Corp.                                                   4,040                         114,533
Dynegy, Inc. (b)                                                    1,580                           8,690
TXU Corp.                                                           2,120                         107,357
                                                                                              -----------
                                                                                                  352,459
                                                                                              -----------
INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                              3,320                         241,530
Carlisle Cos., Inc.                                                   580                          40,258
General Electric Co.                                               45,710                       1,497,002
Standex International Corp.                                           330                          10,204
Teleflex, Inc.                                                        840                          52,979
Textron, Inc.                                                         570                          48,142

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Tredegar Corp.                                                      1,070                     $    15,975
Tyco International Ltd.                                             8,800                         229,240
                                                                                              -----------
                                                                                                2,135,330
                                                                                              -----------
INSURANCE (4.4%)
ACE Ltd.                                                            1,440                          78,840
AFLAC, Inc.                                                         2,310                         108,455
Allstate Corp.                                                      2,980                         155,108
AMBAC Financial Group, Inc.                                           500                          38,405
American Financial Group, Inc.                                      1,150                          43,263
American International Group, Inc.                                 11,290                         739,042
AmerUs Group Co.                                                      770                          47,255
Aon Corp.                                                           1,470                          50,303
Arthur J. Gallagher & Co.                                           1,900                          55,404
Brown & Brown, Inc.                                                 2,420                          69,527
Chubb Corp.                                                           830                          78,311
Cincinnati Financial Corp.                                            772                          35,157
Delphi Financial Group, Inc.                                          940                          44,800
Everest Re Group Ltd.                                               1,220                         117,913
Fidelity National Financial, Inc.                                   3,540                         139,723
First American Financial Corp.                                      1,880                          88,022
Genworth Financial, Inc., Class A                                     440                          14,414
Hanover Insurance Group, Inc.                                       1,070                          51,842
Hartford Financial Services Group, Inc.                             1,290                         106,077
HCC Insurance Holdings, Inc.                                        1,830                          56,840
Hilb, Rogal & Hobbs Co.                                             1,140                          44,323
Horace Mann Educators Corp.                                           710                          13,909
Infinity Property & Casualty Corp.                                    610                          23,534
Jefferson-Pilot Corp.                                                 820                          47,831
LandAmerica Financial Group, Inc.                                     610                          40,248
Lincoln National Corp.                                                920                          50,168
Marsh & McLennan Cos., Inc.                                         2,570                          78,102
MBIA, Inc.                                                            730                          44,939
Mercury General Corp.                                                 710                          40,023
MetLife, Inc.                                                       3,330                         167,032
Ohio Casualty Corp.                                                 1,030                          31,044
Old Republic International Corp.                                    3,787                          81,231
Philadelphia Consolidated Holding Corp. (b)                           530                          51,490
Presidential Life Corp.                                               900                          19,323
ProAssurance Corp. (b)                                                940                          48,119
Progressive Corp.                                                     790                          82,982
Protective Life Corp.                                               1,360                          61,132
Prudential Financial, Inc.                                          2,260                         170,267
RLI Corp.                                                             720                          39,348
SAFECO Corp.                                                          540                          28,215
SCPIE Holdings, Inc. (b)                                              330                           7,831
Selective Insurance Group, Inc.                                       860                          49,880
St. Paul Travelers Cos., Inc.                                       3,050                         138,409
StanCorp Financial Group, Inc.                                      1,120                          55,720
Stewart Information Services Corp.                                    590                          31,536
Torchmark Corp.                                                       500                          28,050
UICI                                                                1,260                          46,028
United Fire & Casualty Co.                                            510                          20,920
Unitrin, Inc.                                                       1,150                          50,842
UnumProvident Corp.                                                 1,160                          23,583
W.R. Berkley Corp.                                                  2,175                         107,445
XL Capital Ltd.                                                       780                          52,775

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Zenith National Insurance Co.                                       1,125                     $    62,201
                                                                                              -----------
                                                                                                3,957,181
                                                                                              -----------
INTERNET & CATALOG RETAIL (0.0%)
Insight Enterprises, Inc. (b)                                       1,380                          28,856
J. Jill Group, Inc. (b)                                               610                          11,767
                                                                                              -----------
                                                                                                   40,623
                                                                                              -----------
INTERNET SOFTWARE & SERVICES (0.3%)
Amazon.com, Inc. (b)                                                1,400                          62,747
Blue Coat Systems, Inc. (b)                                           380                          15,576
Digital Insight Corp. (b)                                           1,210                          43,403
InfoSpace, Inc. (b)                                                   990                          23,374
J2 Global Communications, Inc. (b)                                    990                          47,273
Miva, Inc. (b)                                                        930                           5,022
Open Solutions, Inc. (b)                                              690                          17,933
Webex Communications, Inc. (b)                                      1,500                          36,420
Websense, Inc. (b)                                                    820                          54,063
                                                                                              -----------
                                                                                                  305,811
                                                                                              -----------
IT SERVICES (1.8%)
Acxiom Corp.                                                        1,660                          39,292
Affiliated Computer Services, Inc. (b)                                710                          44,446
Alliance Data Systems Corp. (b)                                     1,500                          63,375
Anteon International Corp. (b)                                        700                          38,605
Automatic Data Processing, Inc.                                     2,850                         125,228
BISYS Group, Inc. (b)                                               2,150                          31,154
CACI International, Inc. (b)                                        1,060                          60,526
Carreker Corp. (b)                                                    810                           4,560
Ceridian Corp. (b)                                                  2,870                          70,832
Certegy, Inc.                                                       1,320                          57,354
CheckFree Corp. (b)                                                 2,150                         111,413
Ciber, Inc. (b)                                                     1,910                          11,995
Cognizant Technology Solutions Corp. (b)                            2,880                         150,825
Computer Sciences Corp. (b)                                         1,000                          50,700
Convergys Corp. (b)                                                   620                          10,664
CSG Systems International, Inc. (b)                                 1,000                          22,770
DST Systems, Inc. (b)                                               1,400                          79,324
eFunds Corp. (b)                                                    1,470                          34,663
Electronic Data Systems Corp.                                       2,410                          60,708
Fiserv, Inc. (b)                                                    1,030                          45,299
Gartner, Inc. (b)                                                   2,140                          29,446
Global Payment, Inc.                                                2,300                         117,138
Intrado, Inc. (b)                                                     540                          13,738
iPayment Holdings, Inc. (b)                                           470                          19,571
Keane, Inc. (b)                                                     1,190                          12,888
ManTech International Corp. (b)                                       910                          25,444
MAXIMUS, Inc.                                                         720                          28,166
MoneyGram International, Inc.                                       1,580                          41,965
MPS Group, Inc. (b)                                                 1,780                          25,294
Paychex, Inc.                                                       1,700                          61,795
Pegasus Solutions, Inc. (b)                                           770                           6,892
Sabre Holdings Corp.                                                  600                          14,700
SRA International, Inc. (b)                                           760                          24,138
StarTek, Inc.                                                         470                           9,541
TALX Corp.                                                          1,088                          34,082
Unisys Corp. (b)                                                    1,310                           8,764
                                                                                              -----------
                                                                                                1,587,295
                                                                                              -----------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Arctic Cat, Inc.                                                      620                     $    14,458
Brunswick Corp.                                                       530                          19,923
Callaway Golf Co.                                                   1,420                          21,698
Eastman Kodak Co.                                                   1,410                          35,391
Hasbro, Inc.                                                          800                          16,960
JAKKS Pacific, Inc. (b)                                               800                          18,168
K2, Inc. (b)                                                        1,410                          16,779
MarineMax, Inc. (b)                                                   500                          15,735
Mattel, Inc.                                                        1,780                          29,370
Meade Instruments Corp. (b)                                           610                           1,946
Nautilus Group, Inc.                                                1,090                          17,822
Polaris Industries, Inc.                                            1,470                          80,188
SCP Pool Corp.                                                      1,720                          68,594
Sturm, Ruger & Co., Inc.                                              930                           6,584
                                                                                              -----------
                                                                                                  363,616
                                                                                              -----------
MACHINERY (2.7%)
A.S.V., Inc. (b)                                                      510                          16,830
AGCO Corp. (b)                                                      1,650                          29,717
Albany International Corp.                                          1,000                          37,000
Astec Industries, Inc. (b)                                            630                          24,224
Barnes Group, Inc.                                                    600                          22,722
Briggs & Stratton Corp.                                             1,680                          58,447
Caterpillar, Inc.                                                   3,000                         203,699
CLARCOR, Inc.                                                       1,780                          60,662
Crane Co.                                                             920                          34,334
Cummins, Inc.                                                         190                          18,487
Danaher Corp.                                                       1,320                          74,765
Deere & Co.                                                         1,140                          81,806
Donaldson Co., Inc.                                                 1,440                          49,752
Dover Corp.                                                           990                          45,471
Eaton Corp.                                                           770                          50,974
EnPro Industries, Inc. (b)                                            660                          20,249
Federal Signal Corp.                                                  800                          14,184
Flowserve Corp. (b)                                                 1,130                          51,957
Gardner Denver, Inc. (b)                                              830                          43,907
Graco, Inc.                                                         1,250                          50,225
Harsco Corp.                                                          830                          65,753
IDEX Corp.                                                          1,610                          74,060
Illinois Tool Works, Inc.                                             850                          71,647
Ingersoll-Rand Co.                                                  1,620                          63,617
ITT Industries, Inc.                                                  370                          37,925
JLG Industries, Inc.                                                1,660                          90,437
Joy Global, Inc.                                                    2,505                         135,370
Kaydon Corp.                                                          790                          26,418
Kennametal, Inc.                                                      780                          45,630
Lindsay Manufacturing Co.                                             320                           7,987
Lydall, Inc. (b)                                                      510                           4,590
Manitowoc Co., Inc.                                                 1,020                          67,830
Mueller Industries, Inc.                                            1,060                          30,772
Navistar International Corp. (b)                                      310                           8,432
Nordson Corp.                                                         650                          29,523
Oshkosh Truck Corp.                                                 2,390                         117,851
PACCAR, Inc.                                                          770                          53,592
Pall Corp.                                                            480                          13,824
Parker Hannifin Corp.                                                 590                          44,704
Pentair, Inc.                                                       2,080                          79,872

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Robbins & Myers, Inc.                                                 430                     $    10,139
SPX Corp.                                                           1,540                          73,473
Stewart & Stevenson Services, Inc.                                    830                          21,555
Tecumseh Products Co.                                                 560                          14,196
Timken Co.                                                          1,990                          71,978
Toro Co.                                                            1,320                          58,357
Trinity Industries, Inc.                                              890                          45,435
Valmont Industries, Inc.                                              670                          26,834
Wabash National Corp.                                                 970                          20,690
Watts Water Technologies, Inc.                                        900                          30,312
Wolverine Tube, Inc. (b)                                              550                           2,910
                                                                                              -----------
                                                                                                2,435,125
                                                                                              -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                             810                          42,582
Kirby Corp. (b)                                                       730                          40,975
                                                                                              -----------
                                                                                                   83,557
                                                                                              -----------
MEDIA (1.5%)
4Kids Entertainment, Inc. (b)                                         570                           9,787
ADVO, Inc.                                                          1,040                          34,195
Arbitron, Inc.                                                      1,150                          45,655
Belo Corp.                                                          2,500                          57,025
Catalina Marketing Corp.                                              990                          22,127
Clear Channel Communications, Inc.                                  3,100                          90,737
Dow Jones & Co., Inc.                                                 500                          19,005
Emmis Communications Corp. (b)                                      1,360                          24,194
Entercom Communications Corp. (b)                                   1,350                          40,757
Gannett Co., Inc.                                                   1,540                          95,172
Harte-Hanks, Inc.                                                   1,680                          47,678
Interpublic Group of Cos., Inc. (b)                                 1,710                          17,271
Knight-Ridder, Inc.                                                   540                          33,615
Lee Enterprises, Inc.                                               1,070                          37,653
Live Nation, Inc.                                                     387                           6,869
McGraw Hill Cos., Inc.                                              2,180                         111,267
Media General, Inc.                                                   770                          36,845
Meredith Corp.                                                        540                          29,570
New York Times Co.                                                    950                          26,885
News Corp.                                                         11,640                         183,446
Omnicom Group, Inc.                                                   890                          72,793
Reader's Digest Association, Inc.                                   1,810                          28,761
Scholastic Corp. (b)                                                  750                          22,538
Thomas Nelson, Inc.                                                   480                          12,336
Tribune Co.                                                         1,830                          53,088
Univision Communications, Inc. (b)                                  1,890                          60,178
Valassis Communications, Inc. (b)                                   1,070                          29,853
Washington Post Co.                                                   105                          80,113
Westwood One, Inc.                                                  2,010                          30,130
                                                                                              -----------
                                                                                                1,359,543
                                                                                              -----------
METALS & MINING (1.3%)
A.M. Castle & Co. (b)                                                 500                          15,075
Alcoa, Inc.                                                         3,790                         119,385
Aleris International, Inc. (b)                                        944                          39,289
Allegheny Technologies, Inc.                                          420                          21,777
AMCOL International Corp.                                             870                          23,473
Brush Engineered Materials, Inc. (b)                                  570                          12,272
Carpenter Technology Corp.                                            720                          65,203
Century Aluminum Co. (b)                                              830                          28,286
Chaparral Steel Co. (b)                                               730                          29,967

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Cleveland Cliffs, Inc.                                                700                     $    75,495
Commercial Metals Co.                                               1,810                          85,667
Freeport-McMoRan Copper & Gold, Inc.                                  830                          53,328
Newmont Mining Corp.                                                2,180                         134,724
Nucor Corp.                                                           700                          58,961
Phelps Dodge Corp.                                                    420                          67,410
Quanex Corp.                                                          830                          51,551
Reliance Steel & Aluminum Co.                                         900                          71,550
RTI International Metals, Inc. (b)                                    720                          32,580
Ryerson Tull, Inc.                                                    770                          23,778
Steel Dynamics, Inc.                                                  820                          38,064
Steel Technologies, Inc.                                              380                          11,062
United States Steel Corp.                                             520                          31,070
Worthington Industries, Inc.                                        1,370                          28,263
                                                                                              -----------
                                                                                                1,118,230
                                                                                              -----------
MULTI-UTILITIES (1.4%)
Alliant Energy Corp.                                                2,260                          67,032
Ameren Corp.                                                        1,130                          57,359
Aquila, Inc. (b)                                                    4,780                          17,447
Avista Corp.                                                        1,300                          24,843
CenterPoint Energy, Inc.                                            1,150                          14,697
CH Energy Group, Inc.                                                 660                          30,954
Consolidated Edison, Inc.                                           1,280                          60,173
Dominion Resources, Inc.                                            1,630                         123,113
DTE Energy Co.                                                        880                          37,136
Energy East Corp.                                                   2,830                          70,326
KeySpan Corp.                                                         860                          30,891
MDU Resources Group, Inc.                                           2,300                          83,260
NiSource, Inc.                                                      1,140                          23,404
OGE Energy Corp.                                                    1,680                          45,612
PG&E Corp.                                                          1,780                          66,412
Public Service Enterprise Group, Inc.                               1,230                          85,633
SCANA Corp.                                                         2,350                          94,399
Sempra Energy                                                       1,230                          59,102
TECO Energy, Inc.                                                     810                          13,835
Vectren Corp.                                                       1,320                          36,115
Wisconsin Energy Corp.                                              2,370                          98,378
WPS Resources Corp.                                                   910                          51,033
Xcel Energy, Inc.                                                   1,610                          31,266
                                                                                              -----------
                                                                                                1,222,420
                                                                                              -----------
MULTILINE RETAIL (0.8%)
99 Cents Only Stores (b)                                            1,170                          12,215
Big Lots, Inc. (b)                                                    350                           4,680
Dillard's, Inc.                                                       310                           8,029
Dollar General Corp.                                                1,210                          20,449
Dollar Tree Stores, Inc. (b)                                        2,070                          51,315
Family Dollar Stores, Inc.                                            680                          16,286
Federated Department Stores, Inc.                                   1,186                          79,023
Fred's, Inc.                                                        1,080                          17,150
J.C. Penney Co., Inc.                                               1,080                          60,264
Kohl's Corp. (b)                                                    1,550                          68,805
Nordstrom, Inc.                                                     1,100                          45,892
Saks, Inc. (b)                                                      2,720                          52,523
Sears Holdings Corp. (b)                                              358                          43,476
Target Corp.                                                        3,880                         212,429
                                                                                              -----------
                                                                                                  692,536
                                                                                              -----------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (b)                                                     3,940                     $    56,381
Zebra Technologies Corp. (b)                                        1,630                          73,399
                                                                                              -----------
                                                                                                  129,780
                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS (6.8%)
Amerada Hess Corp.                                                    300                          46,440
Anadarko Petroleum Corp.                                              920                          99,194
Apache Corp.                                                        1,420                         107,253
Arch Coal, Inc.                                                     1,260                         109,267
Burlington Resources, Inc.                                          1,580                         144,191
Cabot Oil & Gas Corp.                                               1,650                          85,091
ChevronTexaco Corp.                                                 9,809                         582,457
Cimarex Energy Co. (b)                                              2,520                         114,811
ConocoPhillips                                                      6,020                         389,493
Denbury Resources, Inc. (b)                                         2,140                          63,708
Devon Energy Corp.                                                  1,960                         133,692
El Paso Corp.                                                       2,430                          32,708
EOG Resources, Inc.                                                 1,040                          87,922
Exxon Mobil Corp.                                                  26,440                       1,659,109
Forest Oil Corp. (b)                                                1,110                          57,165
Frontier Oil Corp.                                                  1,840                          87,198
Kerr-McGee Corp.                                                      470                          51,883
Kinder Morgan, Inc.                                                   500                          48,125
Lufkin Industries, Inc.                                               300                          20,220
Marathon Oil Corp.                                                  1,638                         125,913
Massey Energy Co.                                                   2,540                         104,775
Murphy Oil Corp.                                                      870                          49,590
Newfield Exploration Co. (b)                                        2,520                         132,048
Occidental Petroleum Corp.                                          2,297                         224,401
Overseas Shipholding Group, Inc.                                      610                          31,464
Peabody Energy Corp.                                                2,580                         256,735
Penn Virginia Corp.                                                   590                          38,598
Petroleum Development Corp. (b)                                       510                          21,859
Pioneer Natural Resources Co.                                       2,620                         139,122
Plains Exploration & Production Co. (b)                             1,520                          68,157
Pogo Producing Co.                                                  1,130                          67,789
Quicksilver Resources, Inc. (b)                                       720                          36,194
Remington Oil & Gas Corp. (b)                                         730                          32,704
Southwestern Energy Co. (b)                                         3,510                         151,421
St. Mary Land & Exploration Co.                                     1,930                          84,225
Stone Energy Corp. (b)                                                860                          43,009
Sunoco, Inc.                                                          600                          57,120
Swift Energy Co. (b)                                                  900                          44,478
Valero Energy Corp.                                                 2,620                         163,567
Western Gas Resources, Inc.                                         1,220                          57,950
Williams Cos., Inc.                                                 2,460                          58,646
World Fuel Services Corp.                                             910                          31,359
XTO Energy, Inc.                                                    1,426                          69,988
                                                                                              -----------
                                                                                                6,011,039
                                                                                              -----------
PAPER & FOREST PRODUCTS (0.4%)
Bowater, Inc.                                                       1,230                          33,628
Buckeye Technologies, Inc. (b)                                      1,110                          10,456
Deltic Timber Corp.                                                   390                          20,674
International Paper Co.                                             2,340                          76,354
Louisiana-Pacific Corp.                                               440                          12,958
MeadWestvaco Corp.                                                    900                          24,021

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Neenah Paper, Inc.                                                    460                     $    13,478
Pope & Talbot, Inc.                                                   510                           4,182
Potlatch Corp.                                                        640                          32,787
Wausau-Mosinee Paper Corp.                                          1,480                          18,870
Weyerhaeuser Co.                                                    1,250                          87,201
                                                                                              -----------
                                                                                                  334,609
                                                                                              -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                                    390                          17,277
Avon Products, Inc.                                                 2,180                          61,738
Natures Sunshine Products, Inc.                                       550                           9,713
NBTY, Inc. (b)                                                      1,980                          40,966
USANA Health Sciences, Inc. (b)                                       400                          16,044
                                                                                              -----------
                                                                                                  145,738
                                                                                              -----------
PHARMACEUTICALS (3.3%)
Abbott Laboratories                                                 7,130                         307,660
Allergan, Inc.                                                        660                          76,824
Alpharma, Inc.                                                      1,520                          50,844
Bradley Pharmaceuticals, Inc. (b)                                     530                           6,217
Bristol-Myers Squibb Co.                                            9,090                         207,161
Connetics Corp. (b)                                                 1,240                          18,575
Eli Lilly & Co.                                                     5,340                         302,351
Forest Laboratories, Inc. (b)                                       1,760                          81,453
Johnson & Johnson                                                  13,220                         760,678
King Pharmaceuticals, Inc. (b)                                      1,240                          23,250
Medicis Pharmaceutical Corp.                                        1,990                          61,511
Merck & Co., Inc.                                                  10,140                         349,829
MGI Pharma, Inc. (b)                                                2,600                          43,342
Mylan Laboratories, Inc.                                            1,370                          26,989
Noven Pharmaceuticals, Inc. (b)                                       910                          14,223
Par Pharmaceutical Cos., Inc. (b)                                     860                          28,449
Perrigo Co.                                                         1,870                          29,191
Schering-Plough Corp.                                               6,630                         126,965
Sepracor, Inc. (b)                                                  2,190                         124,633
Valeant Pharmaceuticals International                               2,100                          37,716
Watson Pharmaceuticals, Inc. (b)                                      780                          25,810
Wyeth                                                               6,260                         289,525
                                                                                              -----------
                                                                                                2,993,196
                                                                                              -----------
REAL ESTATE (2.0%)
Acadia Realty Trust                                                   340                           7,252
AMB Property Corp.                                                  1,700                          88,740
Apartment Investment & Management Co.                                 640                          27,213
Archstone-Smith Trust                                                 980                          45,923
Colonial Properties Trust                                           1,410                          65,170
Commercial Net Lease Realty                                         1,340                          30,726
Developers Diversified Realty Corp.                                 2,180                         107,386
Eastgroup Properties, Inc.                                            670                          31,637
Entertainment Properties Trust                                        850                          36,941
Equity Office Properties Trust                                      1,930                          61,413
Equity Residential                                                  1,300                          55,133
Essex Property Trust, Inc.                                            670                          66,585
Glenborough Realty Trust, Inc.                                        990                          19,483
Highwood Properties, Inc.                                             930                          29,332
Hospitality Properties Trust                                        1,350                          57,875
Kilroy Realty Corp.                                                   930                          62,859
Lexington Corp. Properties Trust                                    1,310                          29,082
Liberty Property Trust                                              1,690                          76,489

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Macerich Co.                                                        1,290                     $    93,615
Mack-Cali Realty Corp.                                              1,190                          53,217
New Century Financial Corp.                                         1,960                          76,891
New Plan Excel Realty Trust                                         1,740                          42,891
Parkway Properties, Inc.                                              540                          22,853
Plum Creek Timber Co., Inc.                                           800                          29,552
ProLogis                                                            1,080                          55,318
Public Storage, Inc.                                                  380                          27,577
Rayonier, Inc.                                                      1,620                          69,255
Regency Centers Corp.                                               1,340                          86,363
Shurgard Storage Centers, Inc.                                      1,630                          98,288
Simon Property Group, Inc.                                            880                          72,899
Sovran Self Storage, Inc.                                             550                          27,242
United Dominion Realty Trust, Inc.                                  2,410                          61,238
Vornado Realty Trust                                                  520                          45,937
Weingarten Realty Investors                                         1,640                          66,469
                                                                                              -----------
                                                                                                1,828,844
                                                                                              -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                                   750                          32,108
Burlington Northern Santa Fe Corp.                                  1,740                         139,408
CNF, Inc.                                                           1,010                          51,763
CSX Corp.                                                           1,000                          53,530
Heartland Express, Inc.                                             1,900                          44,251
J.B. Hunt Transport Services, Inc.                                  2,580                          61,404
Kansas City Southern (b)                                            2,540                          65,989
Knight Transportation, Inc.                                         2,100                          42,714
Landstar System, Inc.                                               1,840                          77,832
Norfolk Southern Corp.                                              1,780                          88,715
Old Dominion Freight Line. Inc. (b)                                   735                          20,977
Swift Transportation Co., Inc. (b)                                  1,220                          28,829
Union Pacific Corp.                                                 1,250                         110,574
Werner Enterprises, Inc.                                            1,310                          28,231
YRC Worldwide, Inc. (b)                                             1,183                          58,961
                                                                                              -----------
                                                                                                  905,286
                                                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Actel Corp. (b)                                                       690                          10,474
Advanced Energy Industries, Inc. (b)                                  850                          13,337
Advanced Micro Devices, Inc. (b)                                    1,740                          72,836
Altera Corp. (b)                                                    1,430                          27,613
Analog Devices, Inc.                                                1,820                          72,381
Applied Materials, Inc.                                             6,660                         126,873
Applied Micro Circuits Corp. (b)                                    1,240                           4,080
Atmel Corp. (b)                                                     8,110                          32,035
Atmi, Inc. (b)                                                      1,230                          41,328
Axcelis Technologies, Inc. (b)                                      2,700                          17,064
Broadcom Corp. (b)                                                  1,350                          92,070
Brooks Automation, Inc. (b)                                         2,200                          37,092
Cabot Microelectronics Corp. (b)                                      590                          19,594
Cohu, Inc.                                                            660                          18,711
Credence Systems Corp. (b)                                          1,650                          14,438
Cree, Inc. (b)                                                      1,590                          41,547
Cymer, Inc. (b)                                                     1,270                          57,328
Cypress Semiconductor Corp. (b)                                     2,580                          43,679
DSP Group, Inc. (b)                                                   910                          26,709
ESS Technology, Inc. (b)                                            1,090                           4,360
Exar Corp. (b)                                                      1,110                          14,952
Fairchild Semiconductor International, Inc. (b)                     2,200                          43,890

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
FEI Co. (b)                                                           960                     $    22,157
Freescale Semiconductor, Inc., Class B (b)                          1,734                          43,784
Integrated Device Technology, Inc. (b)                              3,491                          48,490
Intel Corp.                                                        26,090                         554,933
International Rectifier Corp. (b)                                   1,540                          56,010
Intersil Corp.                                                      3,090                          89,795
KLA-Tencor Corp.                                                    1,010                          52,500
Kopin Corp. (b)                                                     1,940                           9,234
Kulicke & Soffa Industries, Inc. (b)                                1,420                          15,890
Lam Research Corp. (b)                                              2,830                         131,396
Lattice Semiconductor Corp. (b)                                     1,950                           8,834
Linear Technology Corp.                                             1,520                          56,559
LSI Logic Corp. (b)                                                 1,420                          12,993
Maxim Integrated Products, Inc.                                     1,660                          68,126
MEMC Electronic Materials, Inc. (b)                                 3,150                          90,027
Micrel, Inc. (b)                                                    1,460                          17,914
Microchip Technology, Inc.                                          4,250                         159,417
Micron Technology, Inc. (b)                                         2,360                          34,645
Microsemi Corp. (b)                                                 1,990                          60,576
National Semiconductor Corp.                                        1,440                          40,622
Novellus Systems, Inc. (b)                                            670                          18,995
NVIDIA Corp. (b)                                                      800                          35,968
Pericom Semiconductor Corp. (b)                                       770                           7,469
Photronics, Inc. (b)                                                1,330                          23,993
PMC-Sierra, Inc. (b)                                                  640                           6,054
Power Integrations, Inc. (b)                                        1,040                          27,550
RF Micro Devices, Inc. (b)                                          3,190                          23,223
Rudolph Technologies, Inc. (b)                                        480                           7,339
Semtech Corp. (b)                                                   1,410                          27,185
Silicon Laboratories, Inc. (b)                                      1,030                          50,707
Skyworks Solutions, Inc. (b)                                        4,590                          24,235
Standard Microsystems Corp. (b)                                       690                          23,764
Supertex, Inc. (b)                                                    420                          12,596
Teradyne, Inc. (b)                                                    790                          13,762
Texas Instruments, Inc.                                             7,070                         206,655
TriQuint Semiconductor, Inc. (b)                                    2,370                          11,566
Ultratech, Inc. (b)                                                   750                          14,400
Varian Semiconductor Equipment Associates, Inc. (b)                 1,290                          63,894
Veeco Instruments, Inc. (b)                                           910                          19,793
Xilinx, Inc.                                                        1,630                          45,901
                                                                                              -----------
                                                                                                3,071,342
                                                                                              -----------
SOFTWARE (3.5%)
Activision, Inc. (b)                                                5,421                          77,737
Adobe Systems, Inc.                                                 2,944                         116,935
Advent Software, Inc. (b)                                             580                          15,231
Altiris, Inc. (b)                                                     820                          16,031
ANSYS, Inc. (b)                                                     1,060                          46,492
Autodesk, Inc.                                                      1,020                          41,402
BMC Software, Inc. (b)                                                990                          21,879
Cadence Design Systems, Inc. (b)                                    5,420                          95,717
Captaris, Inc. (b)                                                  1,110                           4,296
Catapult Communications Corp. (b)                                     410                           4,871
Citrix Systems, Inc. (b)                                              750                          23,130

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Computer Associates International, Inc.                             2,300                     $    62,790
Compuware Corp. (b)                                                 1,610                          13,266
Electronic Arts, Inc. (b)                                           1,410                          76,958
EPIQ Systems, Inc. (b)                                                580                          12,934
Factset Research Systems, Inc.                                      1,310                          52,243
Fair Issac Corp.                                                    1,450                          64,264
FileNet Corp. (b)                                                   1,430                          40,126
Hyperion Solutions Corp. (b)                                        2,085                          71,745
Internet Security Systems, Inc. (b)                                 1,650                          35,178
Intuit, Inc. (b)                                                      940                          49,190
Jack Henry & Associates, Inc.                                       1,720                          35,208
JDA Software Group, Inc. (b)                                          940                          14,410
Kronos, Inc. (b)                                                    1,120                          44,016
Macrovision Corp. (b)                                               1,100                          20,449
Manhattan Associates, Inc. (b)                                      1,010                          21,978
MapInfo Corp. (b)                                                     730                          10,315
McAfee, Inc. (b)                                                    3,410                          79,078
Mentor Graphics Corp. (b)                                           1,430                          15,730
MICROS Systems, Inc. (b)                                            1,300                          59,995
Microsoft Corp.                                                    40,280                       1,133,881
MRO Software, Inc. (b)                                                790                          12,119
Napster, Inc. (b)                                                   1,240                           4,848
Novell, Inc. (b)                                                    1,500                          14,610
Oracle Corp. (b)                                                   17,160                         215,700
Parametric Technology Corp. (b)                                     1,230                           7,700
Phoenix Technologies Ltd. (b)                                         840                           5,754
Progress Software Corp. (b)                                         1,260                          36,238
Radiant Systems, Inc. (b)                                             890                          12,460
Reynolds & Reynolds Co.                                             1,160                          32,944
RSA Security, Inc. (b)                                              1,370                          21,057
SERENA Software, Inc. (b)                                           1,200                          28,332
Siebel Systems, Inc.                                                1,980                          21,008
Sonic Solutions (b)                                                   810                          13,568
SPSS, Inc. (b)                                                        570                          18,377
Sybase, Inc. (b)                                                    1,790                          38,646
Symantec Corp. (b)                                                  5,252                          96,532
Synopsys, Inc. (b)                                                  2,870                          63,456
THQ, Inc. (b)                                                       2,025                          53,156
Transaction Systems Architects, Inc. (b)                              750                          24,743
Wind River Systems, Inc. (b)                                        1,540                          20,605
                                                                                              -----------
                                                                                                3,119,328
                                                                                              -----------
SPECIALTY RETAIL (3.7%)
Aaron Rents, Inc.                                                   1,440                          34,632
Abercrombie & Fitch Co.                                             1,750                         116,183
Advance Auto Parts, Inc. (b)                                        2,190                          95,418
Aeropostale, Inc. (b)                                               1,120                          33,858
American Eagle Outfitters, Inc.                                     2,770                          74,735
AnnTaylor Stores Corp. (b)                                          1,420                          47,314
AutoNation, Inc. (b)                                                  930                          20,730
AutoZone, Inc. (b)                                                    210                          20,528
Barnes & Noble, Inc.                                                1,200                          50,904
Bed Bath & Beyond, Inc. (b)                                         1,300                          48,633
Best Buy Co., Inc.                                                  1,830                          92,708
Borders Group, Inc.                                                 1,270                          31,267
Burlington Coat Factory Warehouse Corp.                               630                          28,148

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
CarMax, Inc. (b)                                                    2,090                     $    62,470
Cato Corp.                                                            885                          19,107
Chico's FAS, Inc. (b)                                               3,660                         159,429
Children's Place Retail Stores, Inc. (b)                              720                          31,529
Christopher & Banks Corp.                                           1,020                          20,186
Circuit City Stores, Inc.                                             780                          19,664
Claire's Stores, Inc.                                               1,760                          55,722
Cost Plus, Inc. (b)                                                   710                          13,881
Dress Barn, Inc. (b)                                                  830                          38,296
Finish Line, Inc., Class A                                          1,190                          21,361
Foot Locker, Inc.                                                   3,030                          68,842
GameStop Corp. (b)                                                  1,156                          46,598
Gap, Inc.                                                           3,060                          55,355
Genesco, Inc. (b)                                                     720                          28,044
Group 1 Automotive, Inc. (b)                                          640                          22,067
Guitar Center, Inc. (b)                                               870                          46,702
Gymboree Corp. (b)                                                    860                          21,190
Hancock Fabrics, Inc.                                                 570                           2,599
Haverty Furniture Cos., Inc.                                          620                           9,213
Hibbet Sporting Goods, Inc. (b)                                     1,125                          34,481
Home Depot, Inc.                                                    9,280                         376,303
Hot Topic, Inc. (b)                                                 1,350                          19,386
Jo-Ann Stores, Inc. (b)                                               640                           8,403
Jos. A. Bank Clothiers, Inc. (b)                                      390                          19,995
Lenox Group, Inc. (b)                                                 340                           4,641
Limited Brands                                                      1,500                          35,490
Linens 'n Things, Inc. (b)                                          1,470                          40,587
Lowe's Cos., Inc.                                                   3,370                         214,163
Men's Wearhouse, Inc. (b)                                           1,710                          58,431
Michaels Stores, Inc.                                               2,730                          91,810
Movie Gallery, Inc.                                                   880                           4,796
O'Reilly Automotive, Inc. (b)                                       2,160                          70,891
Office Depot, Inc. (b)                                              1,330                          44,090
OfficeMax, Inc.                                                       440                          12,571
Pacific Sunwear of California, Inc. (b)                             1,440                          35,294
Payless ShoeSource, Inc. (b)                                        1,240                          30,206
Pep Boys - Manny, Moe & Jack, Inc.                                  1,610                          25,116
PETsMart, Inc.                                                      2,860                          71,672
Pier 1 Imports, Inc.                                                1,470                          15,905
RadioShack Corp.                                                      640                          14,208
Rent-A-Center, Inc. (b)                                             1,320                          27,060
Ross Stores, Inc.                                                   2,760                          78,660
Select Comfort Corp. (b)                                            1,190                          32,844
Sherwin-Williams Co.                                                  500                          26,450
Sonic Automotive, Inc.                                              1,130                          26,589
Stage Stores, Inc.                                                    900                          26,721
Staples, Inc.                                                       2,865                          67,929
Stein Mart, Inc.                                                    1,010                          16,746
Tiffany & Co.                                                         660                          24,882
TJX Cos., Inc.                                                      1,790                          45,699
Too, Inc. (b)                                                       1,110                          32,112
Tractor Supply Co. (b)                                              1,120                          57,210
Urban Outfitters, Inc. (b)                                          2,200                          60,082
Williams-Sonoma, Inc. (b)                                           2,360                          93,881
Zale Corp. (b)                                                      1,600                          39,216
                                                                                              -----------
                                                                                                3,321,833
                                                                                              -----------
STEEL (0.0%)
NS Group, Inc. (b)                                                    410                          18,532
                                                                                              -----------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Ashworth, Inc. (b)                                                    430                     $     3,655
Brown Shoe Company, Inc.                                              580                          26,112
Coach, Inc. (b)                                                     1,600                          57,520
Fossil, Inc. (b)                                                    1,740                          41,238
Jones Apparel Group, Inc.                                             490                          15,327
K-Swiss, Inc.                                                         910                          28,802
Kellwood Co.                                                          910                          22,031
Liz Claiborne, Inc.                                                   440                          15,277
NIKE, Inc.                                                            840                          67,998
Oxford Industries, Inc.                                               520                          23,613
Phillips-Van Heusen Corp.                                           1,100                          39,743
Polo Ralph Lauren Corp.                                             1,250                          70,800
Quiksilver, Inc. (b)                                                3,660                          51,313
Reebok International Ltd.                                             280                          16,517
Russell Corp.                                                         850                          12,988
Stride Rite Corp.                                                     950                          13,747
Timberland Co. (b)                                                  1,320                          46,147
V.F. Corp.                                                            480                          26,630
Wolverine World Wide, Inc.                                          1,635                          39,322
                                                                                              -----------
                                                                                                  618,780
                                                                                              -----------
THRIFTS & MORTGAGE FINANCE (1.8%)
Anchor BanCorp of Wisconsin, Inc.                                     500                          15,565
Astoria Financial Corp.                                             1,725                          49,680
BankAtlantic Bancorp, Inc.                                          1,730                          24,220
BankUnited Financial Corp.                                            760                          21,356
Brookline Bancorp, Inc.                                             1,560                          23,384
Countrywide Financial Corp.                                         2,620                          87,613
Dime Community Bancshares, Inc.                                       830                          12,276
Downey Financial Corp.                                                680                          44,526
Federal Home Loan Mortgage Corp.                                    3,080                         209,008
Federal National Mortgage Assoc.                                    4,290                         248,562
FirstFed Financial Corp. (b)                                          480                          30,096
Flagstar Bancorp, Inc.                                              1,510                          22,922
Fremont General Corp.                                               2,160                          52,920
Golden West Financial Corp.                                         1,180                          83,332
Independence Community Bank Corp.                                   1,500                          59,985
IndyMac Bancorp., Inc.                                              1,300                          53,118
MAF Bancorp, Inc.                                                     810                          34,822
MGIC Investment Corp.                                                 460                          30,365
New York Community Bancorp, Inc.                                    4,450                          75,917
PMI Group, Inc.                                                     1,850                          79,976
Radian Group, Inc.                                                  1,740                          99,580
Sovereign Bancorp, Inc.                                             1,170                          25,506
Washington Federal, Inc.                                            1,100                          26,554
Washington Mutual, Inc.                                             4,256                         180,114
Webster Financial Corp.                                               920                          43,332
                                                                                              -----------
                                                                                                1,634,729
                                                                                              -----------
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies, Inc.                                 840                          35,700
Fastenal Co.                                                        2,710                         103,387
GATX Corp.                                                          1,010                          40,107
Hughes Supply, Inc.                                                 2,150                          99,115
Lawson Products, Inc.                                                 210                           8,870
MSC Industrial Direct Co., Inc.                                     1,100                          49,423
United Rentals, Inc. (b)                                            1,350                          39,569
W.W. Grainger, Inc.                                                   340                          24,116

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Watsco, Inc.                                                          780                     $    55,177
                                                                                              -----------
                                                                                                  455,464
                                                                                              -----------
WATER UTILITIES (0.1%)
American States Water Co.                                             510                          16,065
Aqua America, Inc.                                                  2,493                          70,203
                                                                                              -----------
                                                                                                   86,268
                                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL Corp.                                                        2,010                         120,660
Comtech Telecommunications Corp. (b)                                  700                          22,309
Sprint Corp.                                                       12,932                         296,014
Telephone & Data Systems, Inc.                                      2,400                          85,992
                                                                                              -----------
                                                                                                  524,975
                                                                                              -----------
TOTAL COMMON STOCKS                                                                            88,853,894
                                                                                              -----------
SHORT-TERM INVESTMENT (0.4%)

SSgA U.S. Government Money Market Fund, 4.24% (c)                 383,149                         383,149
                                                                                              -----------

TOTAL SHORT-TERM INVESTMENT                                                                       383,149
                                                                                              -----------

TOTAL INVESTMENTS (COST $75,881,595) (a) - 99.8%                                              $89,237,043
                                                                                              ===========

----------

Percentages indicated are based on net assets as of January 31, 2006.

(a) Cost for federal income tax purposes is $75,935,350. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation               $15,899,255
Unrealized depreciation                (2,597,562)
                                      -----------
Net unrealized appreciation           $13,301,693
                                      ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of January 31, 2006.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
CORPORATE BONDS (28.0%)

AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                     500,000               $    526,850
                                                                                          ------------
BANKS (4.4%)
Bank of America Corp., 7.23%, 8/15/12                               500,000                    546,331
Bank of America Corp., 4.875%, 9/15/12                              500,000                    492,827
Bank One Capital III, 8.75%, 9/1/30                                 500,000                    656,965
Bank One Corp., 5.25%, 1/30/13                                      500,000                    497,690
Chase Manhattan Corp., 7.00%, 11/15/09                            1,006,000                  1,070,252
Southtrust Bank NA, 7.69%, 5/15/25                                1,000,000                  1,236,813
Wells Fargo & Co., 4.95%, 10/16/13                                  500,000                    491,351
                                                                                          ------------
                                                                                             4,992,229
                                                                                          ------------
BROKERAGE SERVICES (5.8%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                             500,000                    486,939
Citigroup, Inc., 4.875%, 5/7/15                                     500,000                    483,019
Goldman Sachs Group, Inc., 4.75%, 7/15/13                           500,000                    479,992
Jeffries Group, Inc., 7.75%, 3/15/12                                715,000                    794,269
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14, (b)                 500,000                    484,120
Merrill Lynch & Co., 5.51%, 3/2/09, (b)                           1,000,000                    974,389
Merrill Lynch & Co., 8.00%, 2/10/11, (b)                            550,000                    546,734
Merrill Lynch & Co., 6.40%, 5/5/14, (b)                           2,250,000                  2,207,024
                                                                                          ------------
                                                                                             6,456,486
                                                                                          ------------
COMPUTERS (0.4%)
Hewlett-Packard Co., 5.75%, 12/15/06                                500,000                    503,239
                                                                                          ------------
CONSUMER STAPLES (0.4%)
Safeway, Inc., 4.95%, 8/16/10                                       500,000                    487,007
                                                                                          ------------
COSMETICS/TOILETRIES (0.4%)
Procter & Gamble Co., 4.95%, 8/15/14                                500,000                    496,034
                                                                                          ------------
FINANCIAL SERVICES (3.9%)
Boeing Capital Corp., 5.80%, 1/15/13                                500,000                    518,151
Countrywide Home Loan, Inc., 4.00%, 3/22/11                         500,000                    468,910
Household Finance Corp., 4.75%, 5/15/09                             500,000                    494,627

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
SLM Corp., 5.55%, 3/2/09, (b)                                       500,000               $    487,345
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                   500,000                    465,857
SLM Corp., 6.50%, 12/15/20, (b)                                   1,500,000                  1,486,064
Toyota Motor Credit Corp., 5.705%, 2/5/16, (b)                      500,000                    500,000
                                                                                          ------------
                                                                                             4,420,954
                                                                                          ------------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.875%, 8/15/10                            125,000                    137,704
Weyerhaeuser Co., 5.95%, 11/1/08                                    500,000                    508,668
                                                                                          ------------
                                                                                               646,372
                                                                                          ------------
INSURANCE (1.8%)
Allstate Corp., 5.00%, 8/15/14                                      500,000                    492,089
GE Global Insurance Holding Corp., 6.45%, 3/1/19                    500,000                    536,894
Principal Life, Inc., 4.86%, 3/1/12, (b)                          1,000,000                    952,160
                                                                                          ------------
                                                                                             1,981,143
                                                                                          ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (4.4%)
American Business Financial Services                                563,202                    567,314
Mortgage Loan Trust, 6.99%, 12/25/31
Countrywide Home Loans, Inc., 4.90%, 4/1/35                       2,799,643                  2,738,276
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33           1,735,079                  1,665,676
                                                                                          ------------
                                                                                             4,971,266
                                                                                          ------------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                              500,000                    557,547
                                                                                          ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                     500,000                    523,970
                                                                                          ------------
RESEARCH & DEVELOPMENT (0.9%)
Science Applications International Corp., 6.75%, 2/1/08           1,000,000                  1,032,443
                                                                                          ------------
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10                                     500,000                    477,096
                                                                                          ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                           500,000                    548,410
                                                                                          ------------
TRANSPORTATION (0.4%)
Union Pacific Corp., 3.625%, 6/1/10                                 500,000                    470,357
                                                                                          ------------
UTILITIES-ELECTRIC & GAS (0.9%)
Duke Energy Corp., 6.25%, 1/15/12                                   500,000                    521,907
Pepco Holdings, Inc., 5.50%, 8/15/07                                500,000                    501,968
                                                                                          ------------
                                                                                             1,023,875
                                                                                          ------------
UTILITIES-TELECOMMUNICATIONS (1.3%)
BellSouth Corp., 6.00%, 11/15/34                                    500,000                    488,827
GTE California, Inc., 6.70%, 9/1/09                                 500,000                    514,533

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
Verizon New England, Inc., 4.75%, 10/1/13                           500,000               $    461,761
                                                                                          ------------
                                                                                             1,465,121
                                                                                          ------------
TOTAL CORPORATE BONDS                                                                       31,580,399
                                                                                          ------------
U.S. GOVERNMENT AGENCIES (20.1%)
FEDERAL FARM CREDIT BANK (2.6%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                            3,000,000                  2,969,526
                                                                                          ------------
FEDERAL HOME LOAN BANK (6.9%)
2.75%, 7/30/08, Callable 4/30/06 @ 100                            2,000,000                  1,948,688
4.50%, 9/30/08, Callable 3/30/06 @ 100                            2,000,000                  1,978,686
2.75%, 10/15/08, Callable 4/15/06 @ 100                           1,000,000                    965,192
2.75%, 10/22/09, Callable 4/22/06 @ 100                           2,000,000                  1,939,016
3.50%, 7/15/11, Callable 4/15/06 @ 100                            1,000,000                    956,810
                                                                                          ------------
                                                                                             7,788,392
                                                                                          ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.3%)
6.25%, 3/5/12, Callable 3/5/07 @ 100                                525,000                    531,579
4.40%, 6/19/13, Callable 6/19/05 @ 100                            2,000,000                  1,920,008
6.75%, 9/15/29                                                    1,000,000                  1,228,540
                                                                                          ------------
                                                                                             3,680,127
                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (7.3%)
3.50%, 5/28/08                                                    2,000,000                  1,968,012
4.00%, 8/20/10                                                      238,000                    229,360
4.00%, 12/19/11                                                   4,365,000                  4,154,149
4.50%, 5/28/15, Callable 5/28/06 @ 100                            2,000,000                  1,902,716
                                                                                          ------------
                                                                                             8,254,237
                                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                              22,692,282
                                                                                          ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (29.7%)
FEDERAL HOME LOAN MORTGAGE CORP. (7.9%)
5.50%, 3/1/23                                                     2,134,886                  2,133,785
6.00%, 9/1/34                                                     2,090,283                  2,112,653
4.56%, 1/1/35                                                     1,709,229                  1,688,276
5.22%, 8/1/35, (b)                                                2,941,835                  2,926,105
                                                                                          ------------
                                                                                             8,860,819
                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (21.8%)
5.00%, 10/1/24                                                    1,076,035                  1,050,173
5.00%, 1/1/30                                                     1,958,541                  1,892,574
5.50%, 4/1/30                                                     3,002,440                  2,971,124
5.50%, 6/1/34                                                     1,657,744                  1,640,454
4.43%, 7/1/34                                                     1,107,019                  1,109,612
6.00%, 11/1/34                                                    1,544,172                  1,559,915
5.50%, 12/1/34                                                    1,800,452                  1,781,673
5.00%, 1/1/35                                                     1,826,533                  1,765,012
5.00%, 1/1/35                                                     2,901,608                  2,803,876

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
5.50%, 2/1/35                                                        88,472               $     87,607
4.66%, 3/1/35                                                     3,119,041                  3,012,903
4.50%, 5/1/35                                                     1,951,934                  1,841,662
5.49%, 9/1/35, (b)                                                2,972,187                  2,979,277
                                                                                          ------------
                                                                                            24,495,862
                                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                                    33,356,681
                                                                                          ------------
U.S. TREASURY OBLIGATIONS (19.1%)
2.50%, 9/30/06                                                    5,300,000                  5,227,952
4.00%, 9/30/07                                                    7,000,000                  6,937,931
4.00%, 4/15/10                                                    2,000,000                  1,961,016
4.25%, 11/15/13                                                   5,800,000                  5,688,077
6.00%, 2/15/26                                                    1,500,000                  1,740,879
                                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                             21,555,855
                                                                                          ------------
SHORT-TERM INVESTMENT (3.8%)
SSgA U.S. Government Money Market Fund, 4.24% (c)                 4,327,228                  4,327,228
                                                                                          ------------
TOTAL SHORT-TERM INVESTMENT                                                                  4,327,228
                                                                                          ------------
TOTAL INVESTMENTS (COST $115,639,437) (a) - 100.7%                                        $113,512,445
                                                                                          ============

--------

Percentages indicated are based on net assets as of January 31, 2006

(a) Cost and value for federal income tax and financial reporting purposes are the same. The gross unrealized appreciation/(depreciation) is as follows:

Unrealized appreciation                          $     82,735
Unrealized depreciation                          $ (2,209,727)
                                                 ------------
Net unrealized depreciation                      $ (2,126,992)
                                                 ============

(b) Variable rate security. Rate shown represents the rate as of January 31, 2006.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   SHARES                    VALUE
                                                                  --------                ------------
COMMON STOCKS (94.3%)

AEROSPACE & DEFENSE (2.6%)
Boeing Co.                                                          19,950                $  1,362,784
Hexcel Corp. (b)                                                    14,300                     298,441
Lockheed Martin Corp.                                                9,830                     665,000
Northrop Grumman Corp.                                              17,720                   1,100,944
Precision Castparts Corp.                                            1,200                      59,940
United Technologies Corp.                                           15,020                     876,717
                                                                                          ------------
                                                                                             4,363,826
                                                                                          ------------
AIR FREIGHT & LOGISTICS (0.5%)
FedEx Corp.                                                          7,900                     799,085
Ryder System, Inc.                                                   1,800                      80,460
                                                                                          ------------
                                                                                               879,545
                                                                                          ------------
AIRLINES (0.3%)
Continental Airlines, Inc., Class B                                  4,700                      98,277
Republic Airways Holdings, Inc.                                      2,600                      38,558
SkyWest, Inc.                                                        4,100                     119,638
Southwest Airlines Co.                                              13,900                     228,794
US Airways Group, Inc.                                               1,400                      41,076
                                                                                          ------------
                                                                                               526,343
                                                                                          ------------
AUTO COMPONENTS (0.3%)
American Axle & Manufacturing                                        1,850                      34,392
Holdings, Inc.
Autoliv, Inc. (b)                                                    1,750                      85,733
BorgWarner, Inc.                                                     1,200                      66,156
Cooper Tire & Rubber Co.                                             4,800                      71,952
Dana Corp.                                                           5,400                      26,298
Johnson Controls, Inc.                                               1,200                      83,088
Lear Corp.                                                           4,750                     120,412
Magna International, Inc.                                              800                      59,200
                                                                                          ------------
                                                                                               547,231
                                                                                          ------------
AUTOMOBILES (0.1%)
Ford Motor Co.                                                       8,700                      74,646
General Motors Corp.                                                 5,900                     141,954
                                                                                          ------------
                                                                                               216,600
                                                                                          ------------
BEVERAGES (1.4%)
Coca-Cola Co.                                                       24,060                     995,603
PepsiCo, Inc.                                                       23,830                   1,362,599
                                                                                          ------------
                                                                                             2,358,202
                                                                                          ------------
BIOTECHNOLOGY (2.0%)
Amgen, Inc. (b)                                                     24,200                   1,763,938
Digene Corp.                                                         2,900                      96,280
Genentech, Inc.                                                      3,700                     317,904
Human Genome Sciences, Inc.                                         38,200                     420,200
ImClone Systems, Inc. (b)                                            1,300                      46,839
Medarex, Inc.                                                        3,600                      50,328
Medimmune, Inc. (b)                                                  9,100                     310,492

                                                                   SHARES                    VALUE
                                                                  --------                ------------
NPS Pharmaceuticals, Inc.                                              200                $      2,840
Panacos Pharmaceuticals, Inc.                                       31,900                     295,075
Regeneron Pharmaceuticals, Inc. (b)                                  1,700                      25,891
                                                                                          ------------
                                                                                             3,329,787
                                                                                          ------------
BUILDING PRODUCTS (0.4%)
ElkCorp                                                              2,400                      84,408
Lennox International, Inc.                                           1,300                      41,535
Masco Corp.                                                         18,290                     542,299
                                                                                          ------------
                                                                                               668,242
                                                                                          ------------
CAPITAL MARKETS (2.8%)
Ameriprise Financial, Inc. (b)                                       1,932                      78,613
Bank of New York Co., Inc.                                           1,500                      47,715
Charles Schwab Corp.                                                 2,300                      34,017
Eaton Vance Corp.                                                    2,500                      72,050
Franklin Resources, Inc.                                             3,650                     359,525
Goldman Sachs Group, Inc.                                            5,660                     799,475
Investment Technology Group, Inc. (b)                                1,400                      62,972
Investors Financial Services Corp.                                   1,200                      56,328
Legg Mason, Inc.                                                     1,600                     207,520
Lehman Brothers Holdings, Inc.                                       2,970                     417,137
Mellon Financial Corp.                                               5,600                     197,512
Merrill Lynch & Co., Inc.                                           16,850                   1,264,929
Morgan Stanley                                                      10,900                     669,805
State Street Corp.                                                   1,800                     108,828
TD Ameritrade Holding Corp.                                          3,500                      70,840
UBS AG, Registered                                                   1,860                     202,368
                                                                                          ------------
                                                                                             4,649,634
                                                                                          ------------
CHEMICALS (1.7%)
Air Products & Chemicals, Inc.                                       3,120                     192,473
Ashland, Inc.                                                        1,600                     105,472
Celanese Corp., Series A                                             1,500                      30,705
Dow Chemical Co.                                                    11,530                     487,719
E.I. Du Pont De Nemours & Co.                                        9,820                     384,453
Hercules, Inc. (b)                                                   2,000                      23,420
Lubrizol Corp.                                                       2,300                     105,202
Lyondell Chemical Co.                                                3,300                      79,233
Monsanto Co.                                                         7,400                     626,114
Nalco Holding Co.                                                    2,520                      46,494
PPG Industries, Inc.                                                 7,170                     426,615
Praxair, Inc.                                                        1,240                      65,323
Syngenta AG, ADR                                                     7,590                     193,849
                                                                                          ------------
                                                                                             2,767,072
                                                                                          ------------
COMMERCIAL BANKS (3.9%)
AmSouth Bancorp.                                                     5,300                     146,333
Bank of America Corp.                                               53,342                   2,359,315
BB&T Corp.                                                           7,200                     281,088
Comerica, Inc.                                                       2,400                     133,128
Commerce Bancorp, Inc.                                              14,400                     481,536
Fifth Third Bancorp                                                  2,400                      90,168
Hanmi Financial Corp.                                                3,000                      56,970
Huntington Bancshares, Inc.                                          1,500                      34,800
KeyCorp                                                              5,500                     194,645
National City Corp.                                                 11,200                     382,816
PNC Financial Services Group, Inc.                                   7,160                     464,398
PrivateBancorp, Inc.                                                 2,000                      75,620

                                                                   SHARES                    VALUE
                                                                  --------                ------------
Regions Financial Corp.                                              3,333                $    110,589
SunTrust Banks, Inc.                                                 7,715                     551,237
Texas United Bancshares, Inc.                                          800                      14,808
U.S. Bancorp                                                         5,127                     153,349
Wachovia Corp.                                                       7,800                     427,674
Wells Fargo & Co.                                                    6,540                     407,834
                                                                                          ------------
                                                                                             6,366,308
                                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Brink's Co.                                                          1,700                      90,440
Copart, Inc. (b)                                                     2,700                      68,013
Deluxe Corp.                                                         1,700                      45,526
Dun & Bradstreet Corp. (b)                                           1,500                     108,420
Heidrick & Struggles International, Inc. (b)                           300                      10,068
Herman Miller, Inc.                                                  1,300                      39,390
PHH Corp.                                                            1,800                      51,858
Pitney Bowes, Inc.                                                     600                      25,644
R.R. Donnelley & Sons Co.                                            4,400                     143,440
                                                                                          ------------
                                                                                               582,799
                                                                                          ------------
COMMUNICATIONS EQUIPMENT (3.5%)
ADC Telecommunications, Inc. (b)                                     3,228                      81,862
CIENA Corp. (b)                                                     19,100                      76,400
Cisco Systems, Inc. (b)                                             37,630                     698,789
Corning, Inc. (b)                                                   10,400                     253,240
Finisar Corp. (b)                                                    1,300                       3,510
Foundry Networks, Inc.                                               2,000                      30,060
Harris Corp.                                                         3,300                     153,219
JDS Uniphase Corp. (b)                                              15,200                      47,576
Juniper Networks, Inc.                                              33,000                     598,290
Motorola, Inc.                                                      93,300                   2,118,843
QUALCOMM, Inc.                                                      29,000                   1,390,840
SpectraLink Corp.                                                    6,600                      81,510
Tellabs, Inc. (b)                                                    9,200                     117,668
UTStarcom, Inc. (b)                                                  7,500                      52,575
                                                                                          ------------
                                                                                             5,704,382
                                                                                          ------------
COMPUTERS & PERIPHERALS (2.5%)
Avid Technology, Inc. (b)                                            3,100                     153,977
Diebold, Inc.                                                        2,300                      89,953
Electronics for Imaging, Inc. (b)                                    2,000                      55,300
EMC Corp. (b)                                                       25,300                     339,020
Hewlett-Packard Co.                                                 41,747                   1,301,671
International Business Machines Corp.                               11,800                     959,340
NCR Corp. (b)                                                        3,800                     141,170
Network Appliance, Inc. (b)                                          2,000                      62,400
SanDisk Corp. (b)                                                   12,900                     868,944
Stratasys, Inc.                                                      7,200                     186,768
Western Digital Corp. (b)                                            2,200                      48,092
                                                                                          ------------
                                                                                             4,206,635
                                                                                          ------------
CONSTRUCTION & ENGINEERING (0.0%)
EMCOR Group, Inc. (b)                                                  600                      49,212
                                                                                          ------------
CONSTRUCTION MATERIALS (0.2%)
Florida Rock Industries, Inc.                                        1,700                      91,902
Lafarge North America, Inc.                                          1,100                      67,782
Martin Marietta Materials, Inc.                                      1,175                      99,617
                                                                                          ------------
                                                                                               259,301
                                                                                          ------------
CONSUMER FINANCE (1.8%)

                                                                   SHARES                    VALUE
                                                                  --------                ------------

American Express Co.                                                37,560                $  1,970,022
Capital One Financial Corp.                                         12,000                     999,600
                                                                                          ------------
                                                                                             2,969,622
                                                                                          ------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                                           3,000                     121,500
Owens-Illinois, Inc. (b)                                             1,000                      21,990
Smurfit-Stone Container Corp.                                       10,540                     134,807
Sonoco Products Co.                                                  1,900                      58,843
                                                                                          ------------
                                                                                               337,140
                                                                                          ------------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Bright Horizons Family Solutions, Inc.                                 600                      23,448
Education Management Corp. (b)                                       6,600                     202,092
H&R Block, Inc.                                                      6,900                     168,774
ITT Educational Services, Inc. (b)                                     700                      40,810
Strayer Education, Inc. (b)                                          2,200                     194,832
                                                                                          ------------
                                                                                               629,956
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Citigroup, Inc.                                                     54,240                   2,526,499
JPMorgan Chase & Co.                                                37,468                   1,489,353
Nasdaq Stock Market, Inc. (b)                                        1,100                      36,190
                                                                                          ------------
                                                                                             4,052,042
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.                                                          12,900                     334,755
BellSouth Corp.                                                     13,400                     385,518
CenturyTel, Inc.                                                     1,000                      33,300
Level 3 Communications, Inc.                                        11,600                      43,500
Verizon Communications, Inc.                                        36,488                   1,155,210
                                                                                          ------------
                                                                                             1,952,283
                                                                                          ------------
ELECTRIC UTILITIES (1.0%)
Allegheny Energy, Inc. (b)                                             900                      31,311
ALLETE, Inc.                                                           500                      22,145
American Electric Power Co., Inc.                                    1,600                      59,712
Edison International                                                 5,300                     232,246
Entergy Corp.                                                        3,540                     246,065
Exelon Corp.                                                         1,300                      74,646
FirstEnergy Corp.                                                    5,700                     285,570
FPL Group, Inc.                                                      4,380                     183,040
Northeast Utilities                                                  5,300                     105,364
Pepco Holdings, Inc.                                                 1,500                      34,515
Pinnacle West Capital Corp.                                          2,250                      95,873
PPL Corp.                                                            3,530                     106,359
Progress Energy, Inc.                                                2,900                     126,498
                                                                                          ------------
                                                                                             1,603,344
                                                                                          ------------
ELECTRICAL EQUIPMENT (0.6%)
Cooper Industries Ltd.                                               2,120                     173,098
Emerson Electric Co.                                                 5,600                     433,720
Genlyte Group, Inc.                                                  4,300                     248,712
Hubbell, Inc.                                                        1,050                      47,198
Rockwell Automation, Inc.                                            1,700                     112,319
                                                                                          ------------
                                                                                             1,015,047
                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc. (b)                                       3,345                     113,429
Arrow Electronics, Inc. (b)                                          2,400                      82,464
Avnet, Inc. (b)                                                      3,100                      75,795

                                                                   SHARES                    VALUE
                                                                  --------                ------------
Flextronics International Ltd.                                       3,700                $     38,702
Global Imaging Systems, Inc. (b)                                     3,600                     127,296
Ingram Micro, Inc. (b)                                               2,800                      54,180
Lexar Media, Inc.                                                    1,700                      13,209
Measurement Specialties, Inc. (b)                                   11,000                     283,800
RadiSys Corp. (b)                                                    5,200                      93,496
Sanmina-SCI Corp. (b)                                               21,000                      88,410
Solectron Corp. (b)                                                 10,800                      41,256
Symbol Technologies, Inc.                                            3,900                      48,165
Tech Data Corp. (b)                                                  1,500                      61,845
Vishay Intertechnology, Inc. (b)                                    18,400                     291,272
X-Rite, Inc.                                                        10,300                     122,467
                                                                                          ------------
                                                                                             1,535,786
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.                                                  11,900                     921,536
BJ Services Co.                                                      1,100                      44,539
Cal Dive International, Inc. (b)                                     3,800                     159,524
Cooper Cameron Corp. (b)                                             2,000                      96,780
ENSCO International, Inc.                                            1,400                      71,568
GlobalSantaFe Corp.                                                  1,100                      67,155
Grey Wolf, Inc.                                                      1,600                      14,080
Halliburton Co.                                                      2,200                     175,010
Hydril Co. (b)                                                         700                      57,645
Key Energy Services, Inc.                                            4,500                      71,100
Noble Corp.                                                          1,300                     104,572
Pride International, Inc. (b)                                       15,000                     529,650
Rowan Cos., Inc.                                                     1,800                      80,694
Smith International, Inc.                                            3,500                     157,500
Todco, Class A                                                       1,900                      84,740
Unit Corp. (b)                                                       4,700                     280,590
                                                                                          ------------
                                                                                             2,916,683
                                                                                          ------------
FOOD & STAPLES RETAILING (2.0%)
Albertson's, Inc.                                                    2,800                      70,420
CVS Corp.                                                           37,100                   1,029,896
Kroger Co. (b)                                                      11,200                     206,080
Rite Aid Corp. (b)                                                  15,300                      54,927
Safeway, Inc.                                                        5,500                     128,920
SUPERVALU, Inc.                                                        800                      25,544
Wal-Mart Stores, Inc.                                               31,400                   1,447,854
Walgreen Co.                                                         9,300                     402,504
                                                                                          ------------
                                                                                             3,366,145
                                                                                          ------------
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.                                           7,066                     222,579
Campbell Soup Co.                                                    1,200                      35,916
ConAgra Foods, Inc.                                                  3,800                      78,774
General Mills, Inc.                                                  2,300                     111,803
H.J. Heinz Co.                                                       6,260                     212,464
Hershey Foods Corp.                                                  2,300                     117,760
J & J Snack Foods Corp.                                              8,400                     254,352
Kellogg Co.                                                         10,360                     444,444
Kraft Foods, Inc., Class A                                           7,000                     206,080
Nestle SA, Spons ADR                                                 1,710                     125,137
Sara Lee Corp.                                                      13,800                     252,264
Unilever NV, NY Shares (b)                                             900                      63,180
                                                                                          ------------
                                                                                             2,124,753
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)

                                                                   SHARES                    VALUE
                                                                  --------                ------------
American Medical Systems Holdings, Inc. (b)                          1,400                $     31,724
Baxter International, Inc.                                             940                      34,639
Becton, Dickinson & Co.                                              5,000                     324,000
Boston Scientific Corp. (b)                                         15,400                     336,798
Dade Behring Holdings, Inc.                                          3,000                     117,390
Hospira, Inc. (b)                                                    1,000                      44,750
Kensey Nash Corp. (b)                                                3,000                      73,230
Kinetic Concepts, Inc.                                               8,000                     289,520
Kyphon, Inc.                                                         5,000                     207,850
Medtronic, Inc.                                                     18,300                   1,033,401
St. Jude Medical, Inc. (b)                                           6,200                     304,606
Symmetry Medical, Inc.                                               8,500                     180,880
TriPath Imaging, Inc.                                               14,000                     110,740
Varian Medical Systems, Inc. (b)                                    11,100                     668,331
                                                                                          ------------
                                                                                             3,757,859
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES (5.5%)
Aetna, Inc.                                                          4,900                     474,320
Amedisys, Inc. (b)                                                   6,200                     281,170
Cardinal Health, Inc.                                               17,700                   1,275,107
Caremark Rx, Inc. (b)                                               17,400                     857,820
Centene Corp. (b)                                                    1,300                      34,177
Chemed Corp.                                                         1,400                      74,424
CIGNA Corp.                                                          4,820                     586,112
Coventry Health Care, Inc. (b)                                       4,000                     238,280
DaVita, Inc.                                                         8,400                     459,900
Express Scripts, Inc. (b)                                            2,100                     191,709
Health Net, Inc. (b)                                                 4,000                     197,480
HealthExtras, Inc. (b)                                               2,200                      92,202
Humana, Inc. (b)                                                     7,700                     429,429
ICON PLC, Sponsered ADR                                              5,600                     246,288
IMS Health, Inc.                                                     3,400                      83,640
Laboratory Corp. of America Holdings (b)                               500                      29,325
LCA-Vision, Inc.                                                     5,950                     334,212
Magellan Health Services, Inc.                                         900                      32,832
McKesson Corp.                                                       2,700                     143,100
Medco Health Solutions, Inc. (b)                                    11,800                     638,380
Omnicare, Inc.                                                       8,400                     417,480
Option Care, Inc.                                                   13,650                     188,507
Pharmaceutical Product Development, Inc.                               800                      55,344
Psychiatric Solutions, Inc.                                          1,200                      39,588
UnitedHealth Group, Inc.                                            10,300                     612,026
WellPoint, Inc. (b)                                                 15,200                   1,167,359
                                                                                          ------------
                                                                                             9,180,211
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE (1.2%)
Brinker International, Inc.                                          3,100                     126,170
CKE Restaurants, Inc. (b)                                            2,000                      31,300
Darden Restaurants, Inc.                                             4,800                     195,168
Marriott International, Inc.                                         4,900                     326,536
McDonald's Corp.                                                    18,650                     652,937
Starbucks Corp. (b)                                                  6,500                     206,050
Wendy's International, Inc.                                            900                      53,055
YUM! Brands, Inc.                                                    6,800                     336,396
                                                                                          ------------
                                                                                             1,927,612
                                                                                          ------------

                                                                   SHARES                    VALUE
                                                                  --------                ------------
HOUSEHOLD DURABLES (1.3%)
Black & Decker Corp.                                                   300                $     25,890
Centex Corp.                                                         2,900                     207,031
D. R. Horton, Inc.                                                  11,600                     432,912
Harman International Industries, Inc.                                1,200                     132,000
KB Home                                                              2,300                     175,260
La-Z-Boy, Inc.                                                       1,300                      21,242
Lennar Corp.                                                         2,700                     168,912
M.D.C. Holdings, Inc.                                                  910                      57,740
Meritage Homes Corp. (b)                                             1,000                      60,500
Pulte Homes, Inc.                                                    4,000                     159,600
Ryland Group, Inc.                                                   6,000                     434,160
Standard-Pacific Corp.                                               1,300                      50,570
Toll Brothers, Inc. (b)                                              1,200                      40,800
Universal Electronics, Inc.                                          8,400                     150,780
William Lyon Homes, Inc. (b)                                           500                      51,355
                                                                                          ------------
                                                                                             2,168,752
                                                                                          ------------
HOUSEHOLD PRODUCTS (2.3%)
Clorox Co.                                                           2,200                     131,670
Colgate-Palmolive Co.                                               19,800                   1,086,822
Kimberly-Clark Corp.                                                 6,880                     392,986
Procter & Gamble Co.                                                35,630                   2,110,365
                                                                                          ------------
                                                                                             3,721,843
                                                                                          ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Constellation Energy Group                                           2,100                     122,367
TXU Corp.                                                           10,240                     518,554
                                                                                          ------------
                                                                                               640,921
                                                                                          ------------
INDUSTRIAL CONGLOMERATES (2.6%)
General Electric Co.                                               125,500                   4,110,125
Textron, Inc.                                                        1,200                     101,352
Tyco International Ltd.                                              1,740                      45,327
                                                                                          ------------
                                                                                             4,256,804
                                                                                          ------------
INSURANCE (4.8%)
ACE Ltd.                                                             1,050                      57,488
Allstate Corp.                                                      16,010                     833,320
American Financial Group, Inc.                                         900                      33,858
American International Group, Inc.                                  21,152                   1,384,609
Aon Corp.                                                            4,900                     167,678
Brown & Brown, Inc.                                                  1,500                      43,095
Chubb Corp.                                                          4,170                     393,440
First Acceptance Corp.                                               3,600                      40,320
First American Financial Corp.                                         600                      28,092
Genworth Financial, Inc., Class A                                    2,500                      81,900
Hanover Insurance Group, Inc.                                        1,200                      58,140
Hartford Financial Services Group, Inc.                              4,990                     410,328
HCC Insurance Holdings, Inc.                                        16,500                     512,489
Hilb, Rogal & Hobbs Co.                                              9,300                     361,584
Jefferson-Pilot Corp.                                                1,000                      58,330
LandAmerica Financial Group, Inc.                                      800                      52,784
Lincoln National Corp.                                               9,160                     499,495
MBIA, Inc.                                                             600                      36,936
MetLife, Inc.                                                       22,210                   1,114,053
Nationwide Financial Services, Inc. (b)                                900                      38,304
Ohio Casualty Corp.                                                 12,800                     385,792

                                                                   SHARES                    VALUE
                                                                  --------                ------------
PartnerRe Ltd.                                                       1,200                $     74,136
Progressive Corp.                                                    2,200                     231,088
Protective Life Corp.                                                1,200                      53,940
Prudential Financial, Inc.                                           3,950                     297,593
RenaissanceRe Holdings Ltd.                                            650                      29,452
St. Paul Travelers Cos., Inc.                                        7,353                     333,679
StanCorp Financial Group, Inc.                                       1,000                      49,750
U.S.I. Holdings Corp.                                               19,900                     280,192
United Fire & Casualty Co.                                             100                       4,102
UnumProvident Corp.                                                  5,150                     104,700
XL Capital Ltd.                                                        800                      54,128
                                                                                          ------------
                                                                                             8,104,795
                                                                                          ------------
INTERNET & CATALOG RETAIL (0.1%)
Insight Enterprises, Inc. (b)                                        8,900                     186,099
Netflix, Inc.                                                          700                      19,285
                                                                                          ------------
                                                                                               205,384
                                                                                          ------------
INTERNET SOFTWARE & SERVICES (1.5%)
Ariba, Inc.                                                            900                       8,406
Earthlink, Inc.                                                      2,200                      25,124
Google, Inc.                                                         4,400                   1,906,300
Sohu.com, Inc.                                                         900                      18,333
Webex Communications, Inc. (b)                                       4,700                     114,116
Websense, Inc. (b)                                                   5,100                     336,243
                                                                                          ------------
                                                                                             2,408,522
                                                                                          ------------
IT SERVICES (1.3%)
Accenture Ltd., Class A                                              9,490                     299,220
Alliance Data Systems Corp. (b)                                      1,100                      46,475
Automatic Data Processing, Inc.                                     10,100                     443,794
CACI International, Inc. (b)                                         3,000                     171,300
Ceridian Corp. (b)                                                   2,800                      69,104
CheckFree Corp. (b)                                                  1,000                      51,820
Computer Sciences Corp. (b)                                            450                      22,815
Convergys Corp. (b)                                                  2,800                      48,160
Electronic Data Systems Corp.                                       13,700                     345,103
Kanbay International, Inc.                                           4,400                      74,184
MoneyGram International, Inc.                                        1,100                      29,216
Paychex, Inc.                                                        8,800                     319,880
Perot Systems Corp., Class A                                         1,200                      18,084
SM&A                                                                14,800                     106,708
Unisys Corp. (b)                                                     9,700                      64,893
VeriFone Holdings, Inc.                                                600                      15,312
                                                                                          ------------
                                                                                             2,126,068
                                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Hasbro, Inc.                                                         3,650                      77,380
Leapfrog Enterprises, Inc.                                           1,400                      15,876
Mattel, Inc.                                                         6,700                     110,550
SCP Pool Corp.                                                       1,350                      53,838
                                                                                          ------------
                                                                                               257,644
                                                                                          ------------
MACHINERY (1.8%)
Actuant Corp.                                                        5,800                     332,050
Caterpillar, Inc.                                                   12,500                     848,750
Deere & Co.                                                          5,500                     394,680
Eaton Corp.                                                          1,700                     112,540
ESCO Technologies, Inc.                                              4,900                     240,786
Graco, Inc.                                                          1,700                      68,306
Illinois Tool Works, Inc.                                            1,930                     162,680

                                                                   SHARES                    VALUE
                                                                  --------                ------------

Ingersoll-Rand Co.                                                   1,000                $     39,270
Joy Global, Inc.                                                     5,150                     278,306
Mueller Industries, Inc.                                               900                      26,127
Navistar International Corp. (b)                                     1,500                      40,800
Oshkosh Truck Corp.                                                  1,400                      69,034
SPX Corp.                                                            1,700                      81,107
Toro Co.                                                             2,200                      97,262
Wabash National Corp.                                                8,100                     172,773
                                                                                          ------------
                                                                                             2,964,471
                                                                                          ------------
MARINE (0.0%)
Excel Maritime Carriers Ltd. (b)                                     3,000                      34,170
                                                                                          ------------
MEDIA (1.1%)
Arbitron, Inc.                                                         800                      31,760
Clear Channel Communications, Inc.                                   1,100                      32,197
Entravision Communications Corp., Class A                           27,000                     191,700
Gannett Co., Inc.                                                    3,450                     213,210
Gemstar-TV Guide International, Inc.                                 7,700                      25,410
Harris Interactive, Inc.                                            24,000                     128,880
Interpublic Group of Cos., Inc. (b)                                  6,300                      63,630
Knight-Ridder, Inc.                                                    400                      24,900
Liberty Global, Inc., Class A                                        4,500                      96,300
Live Nation, Inc.                                                      137                       2,432
McGraw Hill Cos., Inc.                                               7,000                     357,279
News Corp.                                                          10,404                     163,967
Omnicom Group, Inc.                                                    300                      24,537
Reed Elsevier PLC                                                    3,470                     132,207
TiVo, Inc.                                                           2,300                      12,673
Tribune Co.                                                          2,650                      76,877
Xm Satellite Radio Holdings Inc., Class A                            7,300                     191,114
                                                                                          ------------
                                                                                             1,769,073
                                                                                          ------------
METALS & MINING (0.8%)
AK Steel Holding Corp. (b)                                           6,800                      78,268
Allegheny Technologies, Inc.                                           800                      41,480
Carpenter Technology Corp.                                           2,600                     235,456
Cleveland Cliffs, Inc.                                               3,500                     377,475
Commercial Metals Co.                                                4,900                     231,917
Gibraltar Industries, Inc.                                           4,900                     132,447
Quanex Corp.                                                         1,200                      74,532
Reliance Steel & Aluminum Co.                                          700                      55,650
Southern Copper Corp.                                                1,700                     148,070
                                                                                          ------------
                                                                                             1,375,295
                                                                                          ------------
MULTI-UTILITIES (0.7%)
Dominion Resources, Inc.                                            10,610                     801,373
DTE Energy Co.                                                       2,850                     120,270
PG&E Corp.                                                           1,900                      70,889
Public Service Enterprise Group, Inc.                                1,280                      89,114
Wisconsin Energy Corp.                                               2,200                      91,322
Xcel Energy, Inc.                                                    1,400                      27,188
                                                                                          ------------
                                                                                             1,200,156
                                                                                          ------------
MULTILINE RETAIL (1.7%)
Federated Department Stores, Inc.                                    1,750                     116,603
J.C. Penney Co., Inc.                                                4,000                     223,200
Kohl's Corp. (b)                                                    20,400                     905,556

                                                                   SHARES                    VALUE
                                                                  --------                ------------

Nordstrom, Inc.                                                     14,500                $    604,940
Sears Holdings Corp. (b)                                             5,900                     716,496
Tuesday Morning Corp. (b)                                            8,600                     183,008
                                                                                          ------------
                                                                                             2,749,803
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS (7.0%)
Amerada Hess Corp.                                                   1,200                     185,760
Anadarko Petroleum Corp.                                               500                      53,910
Arch Coal, Inc.                                                      1,200                     104,064
Berry Petroleum Co. (b)                                                500                      39,730
Burlington Resources, Inc.                                           1,700                     155,142
ChevronTexaco Corp.                                                 27,941                   1,659,136
ConocoPhillips                                                      18,798                   1,216,231
Devon Energy Corp.                                                   3,430                     233,960
El Paso Corp.                                                        9,800                     131,908
EOG Resources, Inc.                                                  9,550                     807,357
Exxon Mobil Corp.                                                   55,160                   3,461,289
Foundation Coal Holdings, Inc.                                       1,700                      75,582
Giant Industries, Inc. (b)                                           1,000                      69,890
Kerr-McGee Corp.                                                     1,500                     165,585
Marathon Oil Corp.                                                   3,100                     238,297
Massey Energy Co.                                                    9,900                     408,375
Newfield Exploration Co. (b)                                        15,400                     806,960
Occidental Petroleum Corp.                                           5,800                     566,718
St. Mary Land & Exploration Co.                                      1,800                      78,552
Sunoco, Inc.                                                         5,000                     476,000
The Houston Exploration Co. (b)                                      1,200                      74,508
Total SA, Spon ADR                                                   2,550                     352,742
Valero Energy Corp.                                                  5,800                     362,094
World Fuel Services Corp.                                              900                      31,014
                                                                                          ------------
                                                                                            11,754,804
                                                                                          ------------
PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.                                                        1,240                      33,902
International Paper Co.                                              8,635                     281,760
                                                                                          ------------
                                                                                               315,662
                                                                                          ------------
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.                                                  3,600                     101,952
USANA Health Sciences, Inc. (b)                                        500                      20,055
                                                                                          ------------
                                                                                               122,007
                                                                                          ------------
PHARMACEUTICALS (3.9%)
Abbott Laboratories                                                 18,050                     778,858
Alpharma, Inc.                                                       1,400                      46,830
Bristol-Myers Squibb Co.                                            19,100                     435,289
Eli Lilly & Co.                                                      2,500                     141,550
Johnson & Johnson                                                   21,050                   1,211,217
Merck & Co., Inc.                                                   34,310                   1,183,695
Novartis AG, ADR                                                     4,700                     259,252
Par Pharmaceutical Cos., Inc. (b)                                    6,200                     205,096
Schering-Plough Corp.                                               28,400                     543,860
Valeant Pharmaceuticals International                               14,800                     265,808
Watson Pharmaceuticals, Inc. (b)                                     1,300                      43,017
Wyeth                                                               30,080                   1,391,200
                                                                                          ------------
                                                                                             6,505,672
                                                                                          ------------
REAL ESTATE (0.7%)
AMB Property Corp.                                                   1,000                      52,200
Annaly Mortgage Management, Inc.                                     6,000                      74,580
Archstone-Smith Trust                                                3,600                     168,696

                                                                   SHARES                    VALUE
                                                                  --------                ------------

CBL & Associates Properties, Inc.                                    2,200                $     93,104
Equity Office Properties Trust                                       3,600                     114,552
Equity Residential                                                   4,300                     182,363
Jones Lang LaSalle, Inc.                                             2,000                     117,740
Kimco Realty Corp.                                                     900                      31,581
Mack-Cali Realty Corp.                                               1,200                      53,664
Simon Property Group, Inc.                                           2,500                     207,100
                                                                                          ------------
                                                                                             1,095,580
                                                                                          ------------
ROAD & RAIL (1.4%)
Burlington Northern Santa Fe Corp.                                  10,950                     877,314
CNF, Inc.                                                              880                      45,100
CSX Corp.                                                            8,000                     428,240
J.B. Hunt Transport Services, Inc.                                   3,700                      88,060
Laidlaw International, Inc.                                          1,300                      35,360
Landstar System, Inc.                                                1,500                      63,450
Norfolk Southern Corp.                                              12,480                     622,003
Vitran Corp., Inc.                                                   5,500                     106,150
                                                                                          ------------
                                                                                             2,265,677
                                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Advanced Micro Devices, Inc. (b)                                     4,800                     200,928
Agere Systems, Inc.                                                  8,170                     101,390
Amkor Technology, Inc.                                               2,900                      16,327
Analog Devices, Inc.                                                 2,320                      92,266
Applied Materials, Inc.                                             70,400                   1,341,119
ATI Technologies, Inc. (b)                                          22,900                     408,765
Atmel Corp. (b)                                                     17,000                      67,150
Broadcom Corp. (b)                                                   1,300                      88,660
Conexant Systems, Inc.                                               5,000                      16,800
Freescale Semiconductor, Inc., Class B (b)                           4,900                     123,725
Intel Corp.                                                          5,500                     116,985
KLA-Tencor Corp.                                                     1,500                      77,970
LSI Logic Corp. (b)                                                  8,300                      75,945
Maxim Integrated Products, Inc.                                     22,600                     927,504
National Semiconductor Corp.                                        36,900                   1,040,949
OmniVision Technologies, Inc.                                        1,400                      35,322
ON Semiconductor Corp.                                               1,000                       7,510
RF Micro Devices, Inc. (b)                                           2,500                      18,200
Silicon Image, Inc.                                                 32,800                     379,496
Silicon Storage Technology, Inc.                                     3,600                      17,352
Teradyne, Inc. (b)                                                  19,100                     332,722
Texas Instruments, Inc.                                             34,800                   1,017,204
Xilinx, Inc.                                                        19,000                     535,040
Zoran Corp.                                                          1,200                      23,532
                                                                                          ------------
                                                                                             7,062,861
                                                                                          ------------
SOFTWARE (4.1%)
Activision, Inc. (b)                                                24,300                     348,462
BEA Systems, Inc.                                                    4,800                      49,776
Blackboard, Inc.                                                     1,000                      25,750
BMC Software, Inc. (b)                                               1,700                      37,570
Cadence Design Systems, Inc. (b)                                     7,100                     125,386
Citrix Systems, Inc. (b)                                               900                      27,756
Cogent, Inc.                                                         1,100                      26,433
Electronic Arts, Inc. (b)                                           21,800                   1,189,844
Factset Research Systems, Inc.                                       1,500                      59,820
MICROS Systems, Inc. (b)                                             1,600                      73,840
Microsoft Corp.                                                    155,150                   4,367,473

                                                                   SHARES                    VALUE
                                                                  --------                ------------
Oracle Corp. (b)                                                     9,290                $    116,775
Parametric Technology Corp. (b)                                      8,100                      50,706
Red Hat, Inc. (b)                                                    3,300                      95,535
Symantec Corp. (b)                                                   3,100                      56,978
Synopsys, Inc. (b)                                                   2,900                      64,119
Transaction Systems Architects, Inc. (b)                             1,200                      39,588
                                                                                          ------------
                                                                                             6,755,811
                                                                                          ------------
SPECIALTY RETAIL (2.9%)
Abercrombie & Fitch Co.                                              1,500                      99,585
Best Buy Co., Inc.                                                   2,100                     106,386
Circuit City Stores, Inc.                                            1,500                      37,815
Claire's Stores, Inc.                                                1,700                      53,822
Dress Barn, Inc. (b)                                                 1,900                      87,666
Gap, Inc.                                                           11,030                     199,533
Guess ?, Inc. (b)                                                      900                      38,187
Home Depot, Inc.                                                    42,800                   1,735,539
Limited Brands                                                       4,300                     101,738
Lithia Motors, Inc., Class A                                           500                      15,215
Lowe's Cos., Inc.                                                      830                      52,747
Men's Wearhouse, Inc. (b)                                            2,200                      75,174
Michaels Stores, Inc.                                                2,700                      90,801
O'Reilly Automotive, Inc. (b)                                        2,200                      72,204
Office Depot, Inc. (b)                                              16,700                     553,604
PETsMart, Inc.                                                       1,600                      40,096
Select Comfort Corp. (b)                                            15,000                     414,000
Sherwin-Williams Co.                                                 1,300                      68,770
Staples, Inc.                                                       17,650                     418,482
The Pantry, Inc.                                                       600                      32,844
TJX Cos., Inc.                                                       1,590                      40,593
Tractor Supply Co. (b)                                                 600                      30,648
Urban Outfitters, Inc. (b)                                          18,300                     499,773
                                                                                          ------------
                                                                                             4,865,222
                                                                                          ------------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Carter's, Inc.                                                         700                      47,593
Coach, Inc. (b)                                                     14,000                     503,300
Jones Apparel Group, Inc.                                            3,100                      96,968
Liz Claiborne, Inc.                                                    700                      24,304
NIKE, Inc.                                                           3,200                     259,040
Phillips-Van Heusen Corp.                                            1,600                      57,808
Quiksilver, Inc. (b)                                                 5,400                      75,708
The Warnaco Group, Inc.                                             10,100                     250,682
V.F. Corp.                                                           2,500                     138,700
                                                                                          ------------
                                                                                             1,454,103
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE (1.9%)
Astoria Financial Corp.                                              4,200                     120,960
Brookline Bancorp, Inc.                                              8,800                     131,912
Countrywide Financial Corp.                                          8,400                     280,896
Doral Financial Corp.                                                4,100                      44,567
Federal Home Loan Mortgage Corp.                                    12,740                     864,536
Federal National Mortgage Assoc.                                    17,340                   1,004,680
Fremont General Corp.                                                  400                       9,800
Hudson City Bancorp, Inc.                                           18,300                     227,286
MGIC Investment Corp.                                                1,600                     105,616
People's Bank                                                          900                      27,621
Washington Mutual, Inc.                                              7,400                     313,168
                                                                                          ------------
                                                                                             3,131,042
                                                                                          ------------

                                                                   SHARES                    VALUE
                                                                  --------                ------------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Beacon Roofing Supply, Inc.                                          5,300                $    176,013
Hughes Supply, Inc.                                                  6,600                     304,260
Rush Enterprises, Inc., Class A                                      6,000                     101,400
W.W. Grainger, Inc.                                                  1,510                     107,104
                                                                                          ------------
                                                                                               688,777
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
American Tower Corp.                                                 2,150                      66,521
Crown Castle International Corp.                                     2,600                      82,238
Sprint Corp.                                                        32,230                     737,745
Telephone & Data Systems, Inc.                                         500                      17,915
Vodafone Group PLC                                                  10,948                     231,112
                                                                                          ------------
                                                                                             1,135,531
                                                                                          ------------
TOTAL COMMON STOCKS                                                                        155,980,052
                                                                                          ------------
TIME DEPOSIT (5.4%)
State Street Bank Euro Dollar Time Deposit @                     8,840,000                   8,840,000
                                                                                          ------------
TOTAL TIME DEPOSIT                                                                           8,840,000
                                                                                          ------------
TREASURY BILL (0.4%)
4.01%, 3/16/06 @+                                                  600,000                     597,038
                                                                                          ------------
TOTAL TREASURY BILL                                                                            597,038
                                                                                          ------------

TOTAL INVESTMENTS (COST $139,289,311) (a) - 100.1%                                        $165,417,090
                                                                                          ============

OPEN FUTURES CONTRACTS

----------------------------------------------------------------------------------------------------------------
                                                                           NOTIONAL            UNREALIZED
 NUMBER                                                                    VALUE AT           APPRECIATION
   OF                                                   EXPIRATION         1/31/06           (DEPRECIATION)
CONTRACTS                DESCRIPTION                       DATE             (USD)                (USD)
----------------------------------------------------------------------------------------------------------------
                         LONG FUTURES OUTSTANDING
                         ------------------------
    5                    S&P 500 Emini Index              3/17/06        $  320,875             $    50
   10                    S&P 400 Emini Index              3/17/06           784,300              29,698
    1                    NASDAQ 100 Futures Index         3/17/06           171,950               2,645
   25                    S&P 500 Futures Index            3/17/06         8,022,500              40,192

------------

Percentages indicated are based on net assets as of January 31, 2006.

(a) Cost for federal income tax purposes is $139,320,561. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                          $ 29,053,751
Unrealized depreciation                          $ (2,957,222)
                                                 ------------
Net unrealized appreciation                      $ 26,096,529
                                                 ============

(b)    Represents non-income producing security.
(c)    Rate shown represents the rate as of January 31, 2006.
ADR -  American Depository Receipts
PLC -  Public Liability Co.
@   -  All or portion of this security is segregated with the custodian for futures contracts.
+   -  Security is fully or partially segregated with brokers as initial margin for futures contracts.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
January 31, 2006
(Unaudited)

1. ORGANIZATION:

      The Steward Funds, Inc. (the "Company") was organized as a Maryland corporation on May 11, 1992 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management company. At January 31, 2006, the Company consisted of three diversified series: the Domestic All-Cap Equity Fund, the Select Bond Fund and the Multi-Manager Equity Fund (individually, a "Fund," and collectively, the "Funds"). Effective February 28, 2006, the Company began offering the Steward International Equity Fund and the Steward Short-Term Select Bond Fund.

      The Company is authorized to issue an unlimited number of shares at $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class.

2. SIGNIFICANT ACCOUNTING POLICIES:

      The preparation of the schedules of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the report. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION:

      Portfolio securities transactions are recorded at market value. Securities listed on an exchange are valued at the last reported sales price, or in the case of securities listed on NASDAQ, at the NASDAQ official closing price. Listed securities for which no sale was made on that day, are valued at the mean between the last reported bid and asked prices. Any securities with no readily determinable market value are valued using procedures established in good faith by the Board of Directors. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

      Changes in holdings of portfolio securities are reflected in the calculation of the Funds' net asset value no later than on the first business day following the trade date.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER
    FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.
             -------------------

By (Signature and Title)* /s/ Carla Homer
                          ---------------
                              Carla Homer, Treasurer
Date March 29, 2006
     --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward L. Jaroski
                          ---------------------
                              Edward L. Jaroski, President
Date March 29, 2006
     --------------

By (Signature and Title)* /s/ Carla Homer
                          ---------------
                              Carla Homer, Treasurer
Date March 29, 2006
     --------------

* Print the name and title of each signing officer under his or her signature.